UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 2-37707

Exact name of registrant as specified in charter:
Delaware Group® Income Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Core Bond Fund January 31, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Bond Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type	3
Statement of net assets	4
Statement of operations	17
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	28
Other Fund information	39
About the organization	40

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2010 to January 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2010 to January 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Core Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/10	1/31/11	Expense Ratio	8/1/10 to 1/31/11*
Actual Fund return
Class A	$1,000.00	$1,001.70	0.90%	$4.54
Class C	1,000.00	998.00	1.65%	8.31
Class R	1,000.00	1,001.70	1.15%	5.80
Institutional Class	1,000.00	1,004.00	0.65%	3.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Security type
Delaware Core Bond Fund	As of January 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Asset-Backed Securities	0.11%
Agency Collateralized Mortgage Obligations	1.55%
Agency Mortgage-Backed Securities	32.54%
Commercial Mortgage-Backed Securities	6.14%
Corporate Bonds	29.10%
Banking	6.18%
Basic Industry	1.75%
Brokerage	0.36%
Capital Goods	0.33%
Communications	3.87%
Consumer Cyclical	0.25%
Consumer Non-Cyclical	4.42%
Electric	3.48%
Energy	1.89%
Financials	1.44%
Insurance	1.54%
Natural Gas	2.59%
Real Estate	0.23%
Technology	0.47%
Transportation	0.30%
Municipal Bond	0.91%
Non-Agency Asset-Backed Securities	4.77%
Non-Agency Collateralized Mortgage Obligation	0.37%
Regional Bonds	1.87%
Sovereign Bonds	3.33%
Supranational Banks	1.21%
U.S. Treasury Obligations	15.92%
Preferred Stock	0.26%
Discount Note	22.27%
Total Value of Securities	120.35%
Liabilities Net of Receivables and Other Assets	(20.35%)
Total Net Assets	100.00%

3

Statement of net assets
Delaware Core Bond Fund	January 31, 2011 (Unaudited)

	Principal amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Securities – 0.11%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$11,004	$10,820
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	11,063	11,312
•Series 2002-W11 AV1 0.60% 11/25/32	1,539	1,482
Total Agency Asset-Backed Securities (cost $23,488)		23,614

Agency Collateralized Mortgage Obligations – 1.55%
Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	65,000	70,002
Series 2010-116 Z 4.00% 10/25/40	35,469	29,669
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	25,163	27,144
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	45,832	50,909
Series 3027 DE 5.00% 9/15/25	60,000	63,941
GNMA Series 2010-113 KE 4.50% 9/20/40	50,000	49,719
NCUA Guaranteed Notes
Series 2010-C1 A2 2.90% 10/29/20	20,000	19,776
• Vendee Mortgage Trust
Series 2000-1 1A 6.816% 1/15/30	23,354	26,930
Total Agency Collateralized Mortgage Obligations
(cost $333,848)		338,090

Agency Mortgage-Backed Securities – 32.54%
• Fannie Mae ARM
2.491% 12/1/33	19,367	20,320
2.623% 8/1/34	25,252	26,564
Fannie Mae Relocation 30 yr 5.00% 1/1/34	2,299	2,389
Fannie Mae S.F. 15 yr
4.00% 7/1/25	234,532	241,703
4.00% 8/1/25	313,979	323,578
4.00% 11/1/25	326,136	336,719
5.00% 9/1/25	692,845	736,160
8.00% 10/1/14	150	157
Fannie Mae S.F. 15 yr TBA
3.50% 2/1/26	180,000	181,013
4.50% 2/1/26	1,010,000	1,058,448
5.00% 2/1/26	180,000	191,222
5.50% 2/1/26	590,000	637,108

4

		Principal amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 20 yr 5.50% 8/1/28	$68,678	$73,636
	Fannie Mae S.F. 30 yr
	5.00% 12/1/37	5,240	5,501
	5.00% 1/1/38	11,134	11,688
	5.00% 2/1/38	5,051	5,301
	5.00% 7/1/40	195,977	205,662
	7.50% 12/1/32	5,186	5,967
	9.50% 4/1/18	915	1,072
	Fannie Mae S.F. 30 yr TBA
	5.50% 2/1/41	520,000	555,750
	6.00% 2/1/41	1,420,000	1,542,696
	6.00% 3/1/41	350,000	379,477
•	Freddie Mac ARM
	2.589% 4/1/33	5,910	6,148
	3.05% 4/1/34	4,618	4,840
	5.044% 8/1/38	238,197	253,040
	5.678% 7/1/36	9,672	10,224
	Freddie Mac Relocation 15 yr 3.50% 10/1/18	3,005	3,072
	Freddie Mac S.F. 15 yr
	5.00% 4/1/20	13,944	14,915
	5.50% 7/1/24	170,656	185,055
	Freddie Mac S.F. 30 yr TBA 6.50% 2/1/41	75,000	83,320
	GNMA I S.F. 15 yr 7.50% 4/15/13	340	332
	GNMA I S.F. 30 yr 7.50% 2/15/32	2,795	3,255
Total Agency Mortgage-Backed Securities
	(cost $7,092,104)		7,106,332

Commercial Mortgage-Backed Securities – 6.14%
	Bank of America Commercial Mortgage Securities
	Series 2004-2 A3 4.05% 11/10/38	15,732	16,029
	Series 2005-1 A3 4.877% 11/10/42	13,943	13,970
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4 5.405% 12/11/40	125,000	133,872
	•Series 2005-T20 A4A 5.149% 10/12/42	25,000	26,866
	Series 2006-PW14 A4 5.201% 12/11/38	50,000	52,929
	Series 2007-PW15 A4 5.331% 2/11/44	25,000	25,989
w•	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44	120,000	128,480

5

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18	$65,000	$66,323
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.546% 2/15/39	20,000	21,260
•	General Electric Capital Commercial Mortgage
	Series 2005-C4 A2 5.305% 11/10/45	10,036	10,029
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	20,000	21,575
	Series 2005-GG4 A4 4.761% 7/10/39	35,000	36,340
	Series 2005-GG4 A4A 4.751% 7/10/39	115,000	121,461
	•Series 2006-GG6 A4 5.553% 4/10/38	120,000	129,836
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP5 A4 5.205% 12/15/44	15,000	16,173
	LB-UBS Commercial Mortgage Trust
	Series 2004-C1 A4 4.568% 1/15/31	100,000	105,655
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42	160,000	170,499
	•Series 2007-T27 A4 5.65% 6/11/42	190,000	206,604
#	Timberstar Trust
	Series 2006-1A A 144A 5.668% 10/15/36	35,000	37,657
Total Commercial Mortgage-Backed Securities
	(cost $1,240,681)		1,341,547

Corporate Bonds – 29.10%
Banking – 6.18%
#	Bank Nederlandse Gemeenten 144A 1.75% 10/6/15	40,000	38,770
	Bank of America 3.70% 9/1/15	25,000	25,160
	BB&T
	5.20% 12/23/15	30,000	32,389
	5.25% 11/1/19	101,000	104,389
	City National 5.25% 9/15/20	30,000	29,764
	Fifth Third Bancorp 3.625% 1/25/16	50,000	50,439
	Goldman Sachs Group
	3.70% 8/1/15	15,000	15,268
	5.375% 3/15/20	45,000	46,401
	6.25% 2/1/41	40,000	40,571
	JPMorgan Chase 4.40% 7/22/20	145,000	142,250
	JPMorgan Chase Capital XXV 6.80% 10/1/37	70,000	72,454

6

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Oesterreichische Kontrollbank
1.75% 10/5/15	$25,000	$24,372
4.875% 2/16/16	95,000	105,471
PNC Funding
5.125% 2/8/20	170,000	178,376
5.25% 11/15/15	15,000	16,172
Rabobank Nederland 2.125% 10/13/15	15,000	14,506
SVB Financial Group 5.375% 9/15/20	50,000	49,517
US Bancorp 3.15% 3/4/15	55,000	56,650
• USB Capital IX 6.189% 4/15/49	70,000	55,510
Wachovia
•0.673% 10/15/16	20,000	18,709
5.25% 8/1/14	200,000	216,308
5.625% 10/15/16	15,000	16,527
		1,349,973
Basic Industry – 1.75%
Alcoa 6.15% 8/15/20	33,000	35,166
ArcelorMittal 9.85% 6/1/19	55,000	70,699
Cliffs Natural Resources 4.80% 10/1/20	45,000	43,993
Dow Chemical 8.55% 5/15/19	68,000	85,015
duPont (E.I.) deNemours 3.625% 1/15/21	10,000	9,532
International Paper 9.375% 5/15/19	75,000	96,993
Reliance Steel & Aluminum 6.85% 11/15/36	10,000	9,331
Teck Resources 9.75% 5/15/14	26,000	31,905
		382,634
Brokerage – 0.36%
Jefferies Group
5.875% 6/8/14	10,000	10,768
6.45% 6/8/27	15,000	14,695
Lazard Group
6.85% 6/15/17	45,000	47,199
7.125% 5/15/15	5,000	5,443
		78,105

7

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods – 0.33%
	Allied Waste North America
	6.875% 6/1/17	$10,000	$10,927
	7.125% 5/15/16	20,000	21,073
	L-3 Communications 4.75% 7/15/20	40,000	39,683
			71,683
Communications – 3.87%
	American Tower 5.05% 9/1/20	35,000	34,593
#	AT&T 144A 5.35% 9/1/40	70,000	64,184
	Comcast 5.875% 2/15/18	25,000	27,711
#	Crown Castle Towers 144A 4.883% 8/15/20	60,000	58,773
	DIRECTV Holdings/Financing
	4.60% 2/15/21	30,000	29,491
	7.625% 5/15/16	75,000	83,341
#	NBC Universal 144A
	4.375% 4/1/21	30,000	29,088
	5.15% 4/30/20	15,000	15,495
	Qwest 8.375% 5/1/16	90,000	108,226
	Telecom Italia Capital
	5.25% 10/1/15	40,000	40,942
	6.175% 6/18/14	90,000	96,001
	Telefonica Emisiones 6.421% 6/20/16	85,000	93,873
	Time Warner Cable
	8.25% 2/14/14	5,000	5,840
	8.25% 4/1/19	35,000	43,486
	Verizon Communications 6.35% 4/1/19	45,000	51,943
#	Vivendi 144A 6.625% 4/4/18	55,000	62,288
			845,275
Consumer Cyclical – 0.25%
w#	CVS Pass Through Trust 144A 5.773% 1/10/33	10,000	10,125
	Family Dollar Stores 5.00% 2/1/21	30,000	29,709
	O’Reilly Automotive 4.875% 1/14/21	15,000	14,923
			54,757
Consumer Non-Cyclical – 4.42%
	Amgen 3.45% 10/1/20	50,000	47,446
	Anheuser-Busch InBev Worldwide
	5.00% 4/15/20	10,000	10,523
	#144A 5.375% 11/15/14	65,000	72,167

8

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Bard (C.R.) 4.40% 1/15/21	$20,000	$20,284
	Baxter International 4.50% 8/15/19	50,000	52,400
	Bio-Rad Laboratories 4.875% 12/15/20	45,000	43,988
#	Brambles USA 144A
	3.95% 4/1/15	25,000	25,397
	5.35% 4/1/20	35,000	35,363
	Celgene 3.95% 10/15/20	45,000	42,814
	Covidien International Finance 4.20% 6/15/20	45,000	45,189
#	Delhaize Group 144A 5.70% 10/1/40	44,000	41,282
	Genzyme
	3.625% 6/15/15	60,000	62,132
	5.00% 6/15/20	40,000	42,185
	Hospira 6.40% 5/15/15	35,000	39,665
	Kellogg 4.00% 12/15/20	45,000	44,295
	Life Technologies 6.00% 3/1/20	30,000	32,200
	Medco Health Solutions
	4.125% 9/15/20	55,000	53,507
	7.125% 3/15/18	65,000	76,468
	Merck 3.875% 1/15/21	30,000	29,661
#	Roche Holdings 144A 6.00% 3/1/19	20,000	23,148
	Safeway 3.95% 8/15/20	40,000	37,613
#	Woolworths 144A 4.00% 9/22/20	25,000	24,364
	Yale University 2.90% 10/15/14	20,000	20,798
	Zimmer Holdings 4.625% 11/30/19	40,000	41,226
			964,115
Electric – 3.48%
	Ameren Illinois 9.75% 11/15/18	85,000	109,454
#	American Transmission Systems 144A 5.25% 1/15/22	75,000	76,532
	Commonwealth Edison
	4.00% 8/1/20	15,000	14,612
	5.80% 3/15/18	5,000	5,610
	Exelon Generation 4.00% 10/1/20	60,000	55,814
	Jersey Central Power & Light 5.625% 5/1/16	20,000	22,039
#	LG&E & KU Energy 144A 3.75% 11/15/20	40,000	37,964
	NiSource Finance
	6.40% 3/15/18	15,000	16,947
	6.80% 1/15/19	15,000	17,224

9

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Oncor Electric Delivery
	7.00% 9/1/22	$20,000	$23,764
	#144A 5.00% 9/30/17	30,000	32,044
	#144A 5.25% 9/30/40	20,000	18,881
	Pennsylvania Electric 5.20% 4/1/20	20,000	20,579
	Public Service Oklahoma 5.15% 12/1/19	20,000	21,079
	Southern California Edison 5.50% 8/15/18	35,000	39,464
#	Tampa Electric 144A 5.40% 5/15/21	230,000	248,746
			760,753
Energy – 1.89%
	Anadarko Petroleum 5.95% 9/15/16	30,000	32,944
	Noble Energy 8.25% 3/1/19	50,000	63,532
	Noble Holding International 3.05% 3/1/16	25,000	25,100
	Petrobras International Finance 5.375% 1/27/21	25,000	25,269
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	80,298	86,504
	Transocean 6.50% 11/15/20	45,000	48,951
	Weatherford International
	5.125% 9/15/20	25,000	25,264
	9.625% 3/1/19	35,000	45,688
#	Woodside Finance 144A
	4.50% 11/10/14	50,000	52,982
	8.125% 3/1/14	5,000	5,789
			412,023
Financials – 1.44%
	Capital One Capital V 10.25% 8/15/39	30,000	32,625
#	ERAC USA Finance 144A 5.25% 10/1/20	80,000	82,761
	General Electric Capital
	4.375% 9/16/20	90,000	87,617
	6.00% 8/7/19	100,000	111,229
			314,232
Insurance – 1.54%
•	Chubb 6.375% 3/29/67	35,000	37,275
#	Health Care Services 144A 4.70% 1/15/21	20,000	20,229
	MetLife 6.817% 8/15/18	185,000	216,150
	Prudential Financial 3.875% 1/14/15	60,000	62,581
			336,235

10

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 2.59%
	Buckeye Partners 4.875% 2/1/21	$45,000	$44,997
	CenterPoint Energy 5.95% 2/1/17	30,000	32,790
#	CenterPoint Energy Resources 144A 4.50% 1/15/21	15,000	14,958
	Energy Transfer Partners 9.70% 3/15/19	55,000	72,191
	Enterprise Products Operating
	6.30% 9/15/17	10,000	11,392
	7.50% 2/1/11	15,000	15,000
	9.75% 1/31/14	70,000	85,072
	Kinder Morgan Energy Partners
	6.00% 2/1/17	5,000	5,572
	9.00% 2/1/19	50,000	63,708
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14	10,000	10,737
	ONEOK Partners 6.125% 2/1/41	15,000	14,949
	Plains All American Pipeline/Finance
	8.75% 5/1/19	30,000	37,718
#	SEMCO Energy 144A 5.15% 4/21/20	60,000	61,748
	Sempra Energy 6.15% 6/15/18	35,000	39,866
•	TransCanada PipeLines 6.35% 5/15/67	55,000	55,247
			565,945
Real Estate – 0.23%
	Digital Realty Trust 5.875% 2/1/20	5,000	5,184
	Liberty Property 4.75% 10/1/20	15,000	15,016
	Regency Centers
	4.80% 4/15/21	15,000	14,583
	5.875% 6/15/17	14,000	15,296
			50,079
Technology – 0.47%
	National Semiconductor 6.60% 6/15/17	50,000	55,154
#	Seagate Technology International 144A
	10.00% 5/1/14	25,000	29,313
	Symantec 4.20% 9/15/20	20,000	18,680
			103,147

11

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Transportation – 0.30%
Burlington Northern Santa Fe
3.60% 9/1/20	$5,000	$4,767
4.70% 10/1/19	20,000	21,008
5.75% 3/15/18	5,000	5,647
Canadian Pacific Railway 4.45% 3/15/23	35,000	34,244
		65,666
Total Corporate Bonds (cost $6,262,130)		6,354,622

Municipal Bond – 0.91%
Massachusetts Development Finance Agency
Revenue (Harvard University)
Series B-1 5.00% 10/15/40	195,000	198,514
Total Municipal Bond (cost $204,268)		198,514

Non-Agency Asset-Backed Securities – 4.77%
Ally Auto Receivables Trust
Series 2010-2 A3 1.38% 7/15/14	15,000	15,084
• American Express Issuance Trust
Series 2005-2 A 0.331% 8/15/13	100,000	99,847
• Bank of America Credit Card Trust
Series 2008-A5 A5 1.461% 12/16/13	100,000	100,449
• Capital One Multi-Asset Execution Trust
Series 2007-A4 A4 0.291% 3/16/15	100,000	99,665
• Citibank Credit Card Issuance Trust
Series 2004-C1 C1 0.911% 7/15/13	20,000	19,950
Series 2008-A6 A6 1.461% 5/22/17	115,000	118,644
Series 2009-A1 A1 2.011% 3/17/14	100,000	101,713
Series 2009-A2 A2 1.811% 5/15/14	100,000	101,749
CNH Equipment Trust
•Series 2007-A A4 0.301% 9/17/12	1,943	1,942
Series 2008-A A4A 4.93% 8/15/14	6,554	6,711
Series 2009-C A3 1.85% 12/16/13	4,999	5,035
Series 2010-A A4 2.49% 1/15/16	50,000	51,169
Harley Davidson Motorcycle Trust
Series 2008-1 A4 4.90% 12/15/13	100,000	103,334

12

	Principal amount (U.S. $)	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	$50,000	$51,920
Series 2010-A A4 2.13% 10/17/16	35,000	35,719
• Merrill Auto Trust Securitization
Series 2007-1 A4 0.321% 12/15/13	2,540	2,537
Mid-State Trust Series 11 A1 4.864% 7/15/38	26,218	26,202
# Navistar Financial Owner Trust
Series 2010-B A3 144A 1.08% 3/18/14	50,000	49,931
#• Nissan Master Owner Trust Receivables
Series 2010-AA A 144A 1.411% 1/15/15	50,000	50,541
Total Non-Agency Asset-Backed Securities
(cost $1,038,455)		1,042,142

Non-Agency Collateralized Mortgage Obligation – 0.37%
Deutsche Alternative Securities Loan Trust
Series 2003-4XS A6A 4.82% 10/25/33	80,484	81,403
Total Non-Agency Collateralized Mortgage
Obligation (cost $78,660)		81,403

Regional Bonds – 1.87%Δ
Canada – 1.87%
Province of British Colombia 2.85% 6/15/15	25,000	25,746
Province of Nova Scotia 2.375% 7/21/15	90,000	90,323
Province of Ontario
1.375% 1/27/14	50,000	49,978
4.40% 4/14/20	100,000	104,182
Province of Quebec
4.60% 5/26/15	30,000	32,999
5.00% 3/1/16	95,000	106,354
Total Regional Bonds (cost $405,138)		409,582

Sovereign Bonds – 3.33%Δ
Japan – 0.46%
Japan Finance 2.50% 1/21/16	100,000	99,976
		99,976

13

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Sovereign Bonds (continued)
Norway – 2.11%
Eksportfinans
1.875% 4/2/13	$105,000	$106,701
3.00% 11/17/14	150,000	155,500
5.50% 5/25/16	90,000	101,721
# Kommunalbanken 144A 1.75% 10/5/15	100,000	97,532
		461,454
Sweden – 0.76%
Svensk Exportkredit 1.75% 10/20/15	170,000	165,175
		165,175
Total Sovereign Bonds (cost $724,956)		726,605

Supranational Banks – 1.21%
European Investment Bank
1.25% 2/14/14	50,000	50,015
2.25% 3/15/16	55,000	54,920
International Bank for Reconstruction & Development
2.125% 3/15/16	45,000	45,002
International Finance 2.125% 11/17/17	120,000	114,610
Total Supranational Banks (cost $268,313)		264,547

U.S. Treasury Obligations – 15.92%
U.S. Treasury Bond 3.875% 8/15/40	860,000	763,116
U.S. Treasury Notes
0.625% 1/31/13	55,000	55,069
2.00% 1/31/16	1,095,000	1,097,481
2.25% 11/30/17	5,000	4,870
2.625% 11/15/20	1,659,000	1,555,571
Total U.S. Treasury Obligations (cost $3,525,329)		3,476,107

	Number of shares
Preferred Stock – 0.26%
Alabama Power 5.625%	825	20,171
• PNC Financial Services Group 8.25%	35,000	37,617
Total Preferred Stock (cost $50,477)		57,788

14

	Principal amount (U.S. $)	Value (U.S. $)
≠Discount Note – 22.27%
Federal Home Loan Bank 0.10% 2/1/11	$4,864,014	$4,864,014
Total Discount Note (cost $4,864,014)		4,864,014

Total Value of Securities – 120.35%
(cost $26,111,861)		26,284,907
Liabilities Net of Receivables
and Other Assets – (20.35%)		(4,445,393	)z
Net Assets Applicable to 2,052,299
Shares Outstanding – 100.00%		$21,839,514

Net Asset Value – Delaware Core Bond Fund
Class A ($3,904,268 / 369,237 Shares)		$10.57
Net Asset Value – Delaware Core Bond Fund
Class C ($248,721 / 23,438 Shares)		$10.61
Net Asset Value – Delaware Core Bond Fund
Class R ($2,172 / 203.7 Shares)		$10.66
Net Asset Value – Delaware Core Bond Fund
Institutional Class ($17,684,353 / 1,659,420 Shares)		$10.66

Components of Net Assets at January 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$21,826,558
Distributions in excess of net investment income		(3,792)
Accumulated net realized loss on investments		(156,298)
Net unrealized appreciation of investments		173,046
Total net assets		$21,839,514

15

Statement of net assets
Delaware Core Bond Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $1,581,616 which represented 7.24% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
z	Of this amount, $5,107,261 represents payable for securities purchased as of January 31, 2011.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
GNMA — Government National Mortgage Association
NCUA — National Credit Union Administration
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Bond Fund
Net asset value Class A (A)	$10.57
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.07

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations
Delaware Core Bond Fund	Six months ended January 31, 2011 (Unaudited)

Investment Income:
Interest	$275,818
Dividends	1,444	$277,262

Expenses:
Management fees	52,946
Registration fees	26,899
Reports and statements to shareholders	13,219
Dividend disbursing and transfer agent fees and expenses	10,353
Distribution expenses – Class A	5,918
Distribution expenses – Class C	1,027
Distribution expenses – Class R	7
Dues and services	6,525
Audit and tax	5,890
Pricing fees	5,056
Accounting and administration expenses	4,177
Legal fees	1,489
Custodian fees	1,217
Trustees’ fees	579
Insurance fees	147
Consulting fees	79
Trustees’ expenses	41	135,569
Less fees waived		(59,733)
Less waived distribution expenses – Class A		(987)
Less waived distribution expenses – Class R		(2)
Less expense paid indirectly		(4)
Total operating expenses		74,843
Net Investment Income		202,419

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		194,974
Net change in unrealized appreciation/depreciation of investments		(329,688)
Net Realized and Unrealized Loss on Investments		(134,714)

Net Increase in Net Assets Resulting from Operations		$67,705

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets
Delaware Core Bond Fund

	Six Months
	Ended	11/1/09
	1/31/11	to	Year Ended
	(Unaudited)	7/31/10*	10/31/09
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$202,419	$254,035	$318,523
Net realized gain on investments	194,974	300,943	210,351
Net change in unrealized appreciation/
depreciation of investments	(329,688)	396,380	641,103
Net increase in net assets resulting
from operations	67,705	951,358	1,169,977

Dividends and Distributions
to Shareholders from:
Net investment income:
Class A	(42,327)	(104,466)	(337,265)
Class C	(1,486)	(507)	(6)
Class R	(19)	(24)	(6)
Institutional Class	(204,124)	(198,771)	(7)

Net realized gain on investments:
Class A	(28,966)	—	—
Class C	(1,782)	—	—
Class R	(17)	—	—
Institutional Class	(132,171)	—	—
	(410,892)	(303,768)	(337,284)

Capital Share Transactions:
Proceeds from shares sold:
Class A	490,121	415,835	153,596
Class C	131,586	140,412	2,022
Class R	—	—	2,022
Institutional Class	2,320,033	16,968,441	2,022

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	69,976	104,466	300,080
Class C	3,087	483	4
Class R	36	24	5
Institutional Class	304,554	190,236	6
	3,319,393	17,819,897	459,757

18

	Six Months
	Ended	11/1/09
	1/31/11	to	Year Ended
	(Unaudited)	7/31/10*	10/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(625,184)	$(3,001,525)	$(1,697,319)
Class C	(26,808)	—	—
Institutional Class	(549,134)	(1,754,001)	—
	(1,201,126)	(4,755,526)	(1,697,319)
Increase (decrease) in net assets derived from
capital share transactions	2,118,267	13,064,371	(1,237,562)
Net Increase (Decrease) in Net Assets	1,775,080	13,711,961	(404,869)

Net Assets:
Beginning of period	20,064,434	6,352,473	6,757,342
End of period (including undistributed
(distributions in excess of) net investment
income of $(3,792), $3,325, and
$9,166, respectively)	$21,839,514	$20,064,434	$6,352,473

*During the period ended July 31, 2010 the Fund changed its fiscal year end from October to July.

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights
Delaware Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income4
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return5

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010 the Fund changed its fiscal year end from October 31 to July 31. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Effective September 30, 2009, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The Intermediate Fixed Income Portfolio (the Portfolio). The Class A shares financial highlights for the periods prior to September 30, 2009 reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	11/1/09	Year Ended
1/31/111	to	10/31/093	10/31/083	10/31/073	10/31/063		10/31/053
(Unuadited)	7/31/102
$10.750	$10.370	$9.200	$9.880	$9.940	$9.960		$10.310

0.093	0.159	0.445	0.460	0.457	0.427		0.382
(0.073)	0.434	1.195	(0.643)	(0.014)	0.025		(0.283)
0.020	0.593	1.640	(0.183)	0.443	0.452		0.099

(0.116)	(0.213)	(0.470)	(0.497)	(0.503)	(0.472)		(0.449)
(0.084)	—	—	—	—	—		—
(0.200)	(0.213)	(0.470)	(0.497)	(0.503)	(0.472)		(0.449)

$10.570	$10.750	$10.370	$9.200	$9.880	$9.940		$9.960

0.17%	5.89%	18.29%	(2.07% )	4.68%	4.68%		0.97%

$3,904	$4,022	$6,346	$6,757	$13,791	$28,795		$15,786
0.90%	0.90%	0.70%	0.39%	0.39%	0.43%	6	0.44%

1.51%	2.25%	1.60%	1.12%	0.66%	0.67%		0.68%
1.72%	2.04%	4.35%	4.66%	4.61%	4.38%		3.76%

1.11%	0.69%	3.45%	3.93%	4.33%	4.14%		3.52%
252%	528%	346%	391%	251%	342%		212%

4 The average shares outstanding method has been applied for per share information.
5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

6 Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.44%.

21

Financial highlights
Delaware Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income4
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return5

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010 the Fund changed its fiscal year end from October 31 to July 31. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	11/1/09	9/30/093
1/31/111	to	to
(Unaudited)	7/31/102	10/31/09
$10.790	$10.370	$10.310

0.053	0.103	0.030
(0.073)	0.469	0.059
(0.020)	0.572	0.089

(0.076)	(0.152)	(0.029)
(0.084)	—	—
(0.160)	(0.152)	(0.029)

$10.610	$10.790	$10.370

(0.20% )	5.67%	0.86%

$249	$145	$2
1.65%	1.65%	1.65%

2.21%	2.95%	5.32%
0.97%	1.29%	3.33%

0.41%	(0.01% )	(0.34%	)
252%	528%	346%	6

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

6 Portfolio turnover reflects the portfolio turnover rate that the Fund experienced from 11/1/08 through 10/31/09.
23

Financial highlights
Delaware Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income4
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return5

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010 the Fund changed its fiscal year end from October 31 to July 31. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

24

Six Months Ended	11/1/09	9/30/093
1/31/111	to	to
(Unaudited)	7/31/102	10/31/09
$10.830	$10.370	$10.310

0.080	0.141	0.035
(0.060)	0.510	0.059
0.020	0.651	0.094

(0.106)	(0.191)	(0.034)
(0.084)	—	—
(0.190)	(0.191)	(0.034)

$10.660	$10.830	$10.370

0.17%	6.44%	0.90%

$2	$2	$2
1.15%	1.15%	1.15%

1.81%	2.55%	4.92%
1.47%	1.79%	3.83%

0.81%	0.39%	0.06%
252%	528%	346%	6

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

6 Portfolio turnover reflects the portfolio turnover rate that the Fund experienced from 11/1/08 through 10/31/09.
25

Financial highlights
Delaware Core Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income4
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return5

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010 the Fund changed its fiscal year end from October 31 to July 31. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

26

Six Months Ended	11/1/09	9/30/093
1/31/111	to	to
(Unaudited)	7/31/102	10/31/09
$10.830	$10.370	$10.310

0.107	0.181	0.039
(0.062)	0.512	0.060
0.045	0.693	0.099

(0.131)	(0.233)	(0.039)
(0.084)	—	—
(0.215)	(0.233)	(0.039)

$10.660	$10.830	$10.370

0.40%	6.76%	0.96%

$17,685	$15,895	$2
0.65%	0.65%	0.65%

1.21%	1.95%	4.32%
1.97%	2.29%	4.33%

1.41%	0.99%	0.66%
252%	528%	346%	6

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

6 Portfolio turnover reflects the portfolio turnover rate that the Fund experienced from 11/1/08 through 10/31/09.

27

Notes to financial statements
Delaware Core Bond Fund	January 31, 2011 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Diversified Floating Rate Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Core Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or

28

pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – July 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011 the Fund held no investments in repurchase agreements.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the

29

Notes to financial statements
Delaware Core Bond Fund

1. Significant Accounting Policies (continued)

interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the fund’s portfolio turnover rate.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2011.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2011, the Fund earned $4 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the

30

investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.65% of average daily net assets of the Fund through November 28, 2011. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2011, the Fund was charged $ 527 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee through November 28, 2011 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At January 31, 2011, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$537
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	212
Distribution fees payable to DDLP	1,028
Other expenses payable to DMC and affiliates*	2,125

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

31

Notes to financial statements
Delaware Core Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2011, the Fund was charged $ 98 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2011, DDLP earned $525 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2011, DDLP received gross CDSC commissions of $7 on redemption of Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2011, the Fund made purchases of $38,867,100 and sales of $38,803,020 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2011, the Fund made purchases of $14,582,295 and sales of $13,182,997 of long-term U.S. government securities.

At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments for federal income tax purposes was $26,180,150. At January 31, 2011, the net unrealized appreciation was $104,757, of which $287,130 related to unrealized appreciation of investments and $182,373 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 —	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

32

Level 2 —	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 —	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2011:

Level 2
Agency, Asset-Backed & Mortgage-Backed Securities	$9,933,128
Corporate Debt	6,354,622
Foreign Debt	1,400,734
Municipal Bond	198,514
U.S. Treasury Obligations	3,476,107
Discount Note	4,864,014
Other	57,788
Total	$26,284,907

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign
Debt
Balance as of 7/31/10	$40,931
Net realized gain	1,340
Sales	(41,110)
Net change in unrealized appreciation/depreciation	(1,161)
Balance as of 1/31/11	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 1/31/11	$—

During the six months ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

33

Notes to financial statements
Delaware Core Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2011 and period ended July 31, 2010 was as follows:

	Six Months	11/1/09
	Ended	to
	1/31/11*	7/31/10
Ordinary income	$410,892	$303,768

*Tax information for the six months ended January 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$21,826,558
Distributions in excess of net investment income	(3,792)
Distributions payable	(14,157)
Realized gains 8/1/10 – 1/31/11	127,697
Post-October losses	(82,876)
Other temporary differences	(10,181)
Capital loss carryforwards as of 7/31/10	(108,492)
Unrealized appreciation of investments	104,757
Net assets	$21,839,514

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles, tax treatment of distribution payable and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through January 31, 2011 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

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For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$38,420
Accumulated net realized loss	(38,420)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2010 will expire as follows: $108,492 expires in 2015.

For the six months ended January 31, 2011, the Fund had capital gains of $127,697, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	11/1/09	Year Ended
	Ended	to	10/31/09
	1/31/11	7/31/10
	(Unaudited)
Shares sold:
Class A	45,768	39,518	16,224
Class C	12,193	13,230	196
Class R	—	—	196
Institutional Class	215,369	1,613,491	196

Shares issued upon reinvestment of dividends and distributions:
Class A	6,515	10,133	30,960
Class C	286	46	—
Class R	4	3	1
Institutional Class	28,136	17,915	1
	308,271	1,694,336	47,774
Shares repurchased:
Class A	(57,334)	(287,460)	(169,379)
Class C	(2,513)	—	—
Institutional Class	(51,657)	(164,031)	—
	(111,504)	(451,491)	(169,379)
Net increase (decrease)	196,767	1,242,845	(121,605)

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Notes to financial statements
Delaware Core Bond Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of January 31, 2011, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur

36

if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of January 31, 2011.

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

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Notes to financial statements
Delaware Core Bond Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Core Bond Fund

Change in Independent Registered Public Accounting Firm
Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP ( E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds ( Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP ( PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. During the fiscal years ended October 31, 2009 and October 31, 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

39

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

 The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

40

Semiannual report Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund January 31, 2011 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security types	3
Statements of net assets	5
Statements of operations	42
Statements of changes in net assets	44
Financial highlights	48
Notes to financial statements	68
Other Fund information	93
About the organization	94

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period August 1, 2010 to January 31, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2010 to January 31, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/10	1/31/11	Expense Ratio	8/1/10 to 1/31/11*
Actual Fund return
Class A	$1,000.00	$1,033.80	0.95%	$4.87
Class B	1,000.00	1,029.90	1.70%	8.70
Class C	1,000.00	1,028.10	1.70%	8.69
Class R	1,000.00	1,032.40	1.20%	6.15
Institutional Class	1,000.00	1,033.30	0.70%	3.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.42	0.95%	$4.84
Class B	1,000.00	1,016.64	1.70%	8.64
Class C	1,000.00	1,016.64	1.70%	8.64
Class R	1,000.00	1,019.16	1.20%	6.11
Institutional Class	1,000.00	1,021.68	0.70%	3.57

Delaware Extended Duration Bond Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/10	1/31/11	Expense Ratio	8/1/10 to 1/31/11*
Actual Fund return
Class A	$1,000.00	$1,012.50	0.95%	$4.82
Class B	1,000.00	1,008.60	1.70%	8.61
Class C	1,000.00	1,010.20	1.70%	8.61
Class R	1,000.00	1,012.80	1.20%	6.09
Institutional Class	1,000.00	1,015.40	0.70%	3.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.42	0.95%	$4.84
Class B	1,000.00	1,016.64	1.70%	8.64
Class C	1,000.00	1,016.64	1.70%	8.64
Class R	1,000.00	1,019.16	1.20%	6.11
Institutional Class	1,000.00	1,021.68	0.70%	3.57

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Security types
Delaware Corporate Bond Fund	As of January 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security types	Percentage of net assets
Commercial Mortgage-Backed Securities	0.45%
Convertible Bonds	2.03%
Corporate Bonds	81.35%
Banking	14.48%
Basic Industry	6.61%
Brokerage	2.99%
Capital Goods	1.86%
Communications	10.86%
Consumer Cyclical	3.95%
Consumer Non-Cyclical	6.47%
Electric	7.78%
Energy	6.58%
Finance Companies	3.72%
Insurance	4.63%
Natural Gas	7.13%
Real Estate	1.77%
Technology	1.34%
Transportation	1.18%
Municipal Bonds	2.94%
Regional Bonds	0.55%
Senior Secured Loans	3.52%
Sovereign Bonds	2.59%
U.S. Treasury Obligations	0.20%
Common Stock	0.00%
Preferred Stock	0.88%
Discount Note	4.52%
Securities Lending Collateral	7.06%
Total Value of Securities	106.09%
Obligation to Return Securities Lending Collateral	(7.08%)
Receivables and Other Assets Net of Liabilities	0.99%
Total Net Assets	100.00%

Security types
Delaware Extended Duration Bond Fund	As of January 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security types	Percentage of net assets
Commercial Mortgage-Backed Securities	0.42%
Convertible Bonds	1.69%
Corporate Bonds	78.88%
Banking	11.28%
Basic Industry	7.79%
Brokerage	2.83%
Capital Goods	2.35%
Communications	10.47%
Consumer Cyclical	3.70%
Consumer Non-Cyclical	6.61%
Electric	7.36%
Energy	8.07%
Finance Companies	3.94%
Insurance	3.38%
Natural Gas	8.47%
Real Estate	1.15%
Technology	0.25%
Transportation	1.23%
Municipal Bonds	6.07%
Regional Bonds	0.53%
Senior Secured Loans	3.46%
Sovereign Bonds	2.53%
U.S. Treasury Obligations	1.42%
Preferred Stock	1.04%
Discount Note	2.22%
Securities Lending Collateral	8.66%
Total Value of Securities	106.92%
Obligation to Return Securities Lending Collateral	(8.68%)
Receivables and Other Assets Net of Liabilities	1.76%
Total Net Assets	100.00%

Statements of net assets
Delaware Corporate Bond Fund	January 31, 2011 (Unaudited)

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 0.45%
•	Bank of America Commercial Mortgage
	Series 2004-3 A5 5.413% 6/10/39	USD	1,340,000	$1,446,262
•#	Credit Suisse First Boston Mortgage
	Securities Series 2001-SPGA A2 144A
	6.515% 8/13/18		2,154,000	2,197,825
#	Merrill Lynch Mortgage Investors
	Series 1998-C3 G 144A 6.00% 12/15/30		1,200,000	595,279
#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A 5.695% 7/12/34		295,000	168,247
Total Commercial Mortgage-Backed Securities
	(cost $5,032,404)			4,407,613

Convertible Bonds – 2.03%
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		1,102,000	1,111,643
	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		805,000	929,775
#	Clearwire Communications 144A 8.25% exercise
	price $7.08, expiration date 12/1/40		1,017,000	1,092,004
#	Gaylord Entertainment 144A 3.75% exercise
	price $27.25, expiration date 10/1/14		840,000	1,169,700
*	Health Care REIT 3.00% exercise
	price $51.27, expiration date 12/1/29		2,255,000	2,469,224
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		805,000	773,806
*	Leap Wireless International 4.50% exercise
	price $93.21, expiration date 7/15/14		1,050,000	976,500
	LifePoint Hospitals 3.50% exercise
	price $51.79, expiration date 5/15/14		2,240,000	2,268,000
	Linear Technology 3.00% exercise
	price $44.72, expiration date 5/1/27		2,085,000	2,267,438
	Live Nation Entertainment 2.875% exercise
	price $27.14, expiration date 7/15/27		1,847,000	1,646,139
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 6/1/15		2,072,000	2,123,800
*	Transocean 1.50% exercise price $168.61,
	expiration date 12/15/37		3,155,000	3,106,812
	Total Convertible Bonds (cost $18,226,915)			19,934,841

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds – 81.35%
Banking – 14.48%
	AgriBank FCB 9.125% 7/15/19	USD	4,517,000	$5,390,430
	Bank of America 6.10% 6/15/17		5,475,000	5,804,984
	Barclays Bank 5.125% 1/8/20		2,370,000	2,407,799
	BB&T 5.25% 11/1/19		1,086,000	1,122,441
•	BB&T Capital Trust IV 6.82% 6/12/57		6,400,000	6,345,389
	City National 5.25% 9/15/20		3,025,000	3,001,199
@#	CoBank ACB 144A 7.875% 4/16/18		2,060,000	2,312,463
#	Export-Import Bank of Korea 144A
	5.25% 2/10/14		1,715,000	1,832,496
	Fifth Third Bancorp 3.625% 1/25/16		4,425,000	4,463,829
•	Fifth Third Capital Trust IV 6.50% 4/15/37		4,880,000	4,819,000
	First Horizon National 5.375% 12/15/15		3,375,000	3,484,043
	Goldman Sachs Group
	5.375% 3/15/20		3,432,000	3,538,855
	6.25% 2/1/41		4,915,000	4,985,186
•#	HBOS Capital Funding 144A 6.071% 6/29/49		1,805,000	1,579,375
	JPMorgan Chase
	4.40% 7/22/20		4,050,000	3,973,180
	•5.18% 6/21/12	AUD	1,800,000	1,771,287
	5.875% 6/13/16	USD	3,660,000	4,067,548
	*6.00% 10/1/17		2,770,000	3,067,938
	JPMorgan Chase Capital XXV 6.80% 10/1/37		4,823,000	4,992,109
	KeyBank 6.95% 2/1/28		4,700,000	4,844,638
	KFW 10.00% 5/15/12	BRL	2,390,000	1,441,883
	Korea Development Bank 8.00% 1/23/14	USD	3,030,000	3,471,647
	Morgan Stanley
	5.50% 1/26/20		2,735,000	2,734,223
	5.75% 1/25/21		1,180,000	1,194,843
•	National City Bank 0.673% 6/7/17		2,030,000	1,835,203
	PNC Bank 6.875% 4/1/18		5,051,000	5,766,808
	PNC Funding
	5.125% 2/8/20		2,275,000	2,387,092
	5.25% 11/15/15		115,000	123,982
	5.625% 2/1/17		25,000	27,123
	Rabobank
	2.125% 10/13/15		2,340,000	2,262,927
	•#144A 11.00% 12/29/49		7,420,000	9,618,576
#	Santander US Debt Unipersonal 144A
	3.781% 10/7/15		4,100,000	3,823,750

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Silicon Valley Bank
	5.70% 6/1/12	USD	2,320,000	$2,394,235
	6.05% 6/1/17		1,870,000	1,908,021
•	SunTrust Capital VIII 6.10% 12/15/36		2,125,000	2,041,135
*	SVB Financial Group 5.375% 9/15/20		3,785,000	3,748,407
•	USB Capital IX 6.189% 10/29/49		4,867,000	3,859,531
	Wachovia
	•0.673% 10/15/16		2,730,000	2,553,710
	5.25% 8/1/14		2,505,000	2,709,270
	5.625% 10/15/16		2,640,000	2,908,728
•	Wells Fargo Capital XIII 7.70% 12/29/49		7,306,000	7,575,591
	Zions Bancorp
	*5.50% 11/16/15		1,933,000	1,939,269
	7.75% 9/23/14		1,940,000	2,062,625
				142,192,768
Basic Industry – 6.61%
*	Alcoa 6.15% 8/15/20		3,842,000	4,094,204
	ArcelorMittal 9.85% 6/1/19		8,640,000	11,106,228
*	Cliffs Natural Resources 4.80% 10/1/20		6,205,000	6,066,213
	Dow Chemical 8.55% 5/15/19		8,285,000	10,357,973
#	Georgia-Pacific 144A
	5.40% 11/1/20		6,465,000	6,394,570
	8.25% 5/1/16		450,000	508,500
	Hexion Finance 8.875% 2/1/18		1,685,000	1,824,013
*	International Paper 9.375% 5/15/19		10,190,000	13,178,024
*	Momentive Performance Materials 11.50% 12/1/16		1,450,000	1,576,875
*#	New World Resources 144A 7.875% 5/1/18	EUR	331,000	488,311
	Reliance Steel & Aluminum 6.85% 11/15/36	USD	3,697,000	3,449,833
	Steel Dynamics 7.75% 4/15/16		832,000	889,200
	Teck Resources 9.75% 5/15/14		3,180,000	3,902,178
*	Verso Paper Holdings 11.375% 8/1/16		1,000,000	1,082,500
				64,918,622
Brokerage – 2.99%
•	Bear Stearns 5.408% 12/7/12	AUD	710,000	697,718
	E Trade Financial PIK 12.50% 11/30/17	USD	2,040,000	2,435,250
	Jefferies Group
	6.25% 1/15/36		2,620,000	2,373,927
	6.45% 6/8/27		6,627,000	6,492,127

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Lazard Group
	6.85% 6/15/17	USD	7,744,000	$8,122,373
	7.125% 5/15/15		751,000	817,567
	Nomura Holdings 4.125% 1/19/16		5,000,000	4,989,935
	Nuveen Investments
	10.50% 11/15/15		1,975,000	2,044,125
	#144A 10.50% 11/15/15		1,350,000	1,397,250
				29,370,272
Capital Goods – 1.86%
	Allied Waste North America 6.875% 6/1/17		5,090,000	5,561,634
	Ball
	*7.125% 9/1/16		532,000	581,210
	7.375% 9/1/19		798,000	864,833
	Clean Harbors 7.625% 8/15/16		1,342,000	1,429,230
#	Meccanica Holdings USA 144A 6.25% 7/15/19		8,295,000	8,594,458
	Ply Gem Industries 11.75% 6/15/13		1,100,000	1,181,125
				18,212,490
Communications – 10.86%
	America Movil 5.00% 3/30/20		2,400,000	2,501,117
*	American Tower 5.05% 9/1/20		780,000	770,932
#	AT&T 144A 5.35% 9/1/40		10,825,000	9,925,550
	Cablevision Systems 8.625% 9/15/17		600,000	673,500
*#	Charter Communications Operating Capital
	144A 10.875% 9/15/14		1,349,000	1,524,370
#	Clearwire Communications 144A
	12.00% 12/1/15		3,000,000	3,285,000
	Comcast 5.875% 2/15/18		2,865,000	3,175,721
*	Cricket Communications 7.75% 10/15/20		1,100,000	1,064,250
	Crown Castle International 9.00% 1/15/15		719,000	805,280
#	Crown Castle Towers 144A 4.883% 8/15/20		7,110,000	6,964,572
	CSC Holdings
	*8.50% 4/15/14		612,000	686,970
	8.50% 6/15/15		460,000	506,000
#	Digicel Group 144A 10.50% 4/15/18		775,000	867,031
	DIRECTV Holdings
	4.60% 2/15/21		1,335,000	1,312,349
	7.625% 5/15/16		2,685,000	2,983,620
	DISH DBS 7.875% 9/1/19		975,000	1,037,156

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Intelsat Bermuda 11.25% 2/4/17	USD	2,100,000	$2,367,750
	Intelsat Jackson Holdings 11.25% 6/15/16		513,000	554,040
#	NBC Universal Media 144A 4.375% 4/1/21		2,695,000	2,613,085
	Nielsen Finance 11.50% 5/1/16		750,000	878,438
*	PAETEC Holding 9.50% 7/15/15		900,000	947,250
	Qwest 8.375% 5/1/16		10,207,000	12,273,917
	Qwest Communications International
	7.125% 4/1/18		2,000,000	2,170,000
	Shaw Communications 6.75% 11/9/39	CAD	1,254,000	1,234,529
*	Sprint Capital 6.875% 11/15/28	USD	1,050,000	945,000
	Telecom Italia Capital
	5.25% 10/1/15		3,064,000	3,136,179
	6.175% 6/18/14		1,545,000	1,648,013
	Telefonica Emisiones 6.421% 6/20/16		6,615,000	7,305,566
	Telesat Canada 11.00% 11/1/15		665,000	749,788
	Time Warner Cable 8.25% 4/1/19		4,331,000	5,381,086
	Verizon Communications 6.35% 4/1/19		2,895,000	3,341,658
	Videotron Ltee 6.875% 1/15/14		1,201,000	1,223,519
	Virgin Media Secured Finance 6.50% 1/15/18		6,495,000	6,917,175
#	Vivendi 144A 6.625% 4/4/18		8,347,000	9,453,052
#	Wind Acquisition Finance 144A 11.75% 7/15/17		2,340,000	2,679,300
#	XM Satellite Radio 144A 13.00% 8/1/13		2,285,000	2,730,575
				106,633,338
Consumer Cyclical – 3.95%
	Brinker International 5.75% 6/1/14		3,000,000	3,161,463
	Burlington Coat Factory Investment Holdings
	14.50% 10/15/14		1,150,000	1,216,125
*	Burlington Coat Factory Warehouse
	11.125% 4/15/14		2,005,000	2,095,225
	Family Dollar Stores 5.00% 2/1/21		4,510,000	4,466,271
*	Ford Motor 7.45% 7/16/31		2,300,000	2,522,277
	Ford Motor Credit
	*7.50% 8/1/12		500,000	534,045
	9.875% 8/10/11		1,349,000	1,402,048
*	Goodyear Tire & Rubber 10.50% 5/15/16		27,000	30,780
*	Harrah’s Operating 10.00% 12/15/18		1,335,000	1,218,188
*	Macy’s Retail Holdings 8.375% 7/15/15		1,799,000	2,095,835

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	MGM MIRAGE
	*10.375% 5/15/14	USD	216,000	$245,700
	11.125% 11/15/17		279,000	323,640
	*11.375% 3/1/18		2,310,000	2,592,975
	*13.00% 11/15/13		435,000	522,000
	Norcraft Holdings 9.75% 9/1/12		1,400,000	1,410,500
	O’Reilly Automotive 4.875% 1/14/21		1,730,000	1,721,123
*	OSI Restaurant Partners 10.00% 6/15/15		1,850,000	1,961,000
	Quiksilver 6.875% 4/15/15		2,000,000	1,985,000
	Ryland Group 8.40% 5/15/17		378,000	417,690
*	Sally Holdings 10.50% 11/15/16		621,000	689,310
	Wyndham Worldwide
	5.75% 2/1/18		2,460,000	2,525,857
	*7.375% 3/1/20		5,175,000	5,665,253
				38,802,305
Consumer Non-Cyclical – 6.47%
	Anheuser-Busch InBev Worldwide
	*5.00% 4/15/20		95,000	99,966
	#144A 5.375% 11/15/14		6,540,000	7,261,075
	Bio-Rad Laboratories 4.875% 12/15/20		4,655,000	4,550,263
#	Brambles USA 144A
	3.95% 4/1/15		1,042,000	1,058,557
	5.35% 4/1/20		4,135,000	4,177,938
	Celgene
	2.45% 10/15/15		2,230,000	2,177,987
	3.95% 10/15/20		5,000,000	4,757,085
*#	Cencosud 144A 5.50% 1/20/21		4,000,000	3,945,684
#	Delhaize Group 144A 5.70% 10/1/40		7,685,000	7,210,336
	Genzyme
	3.625% 6/15/15		6,165,000	6,384,104
	5.00% 6/15/20		1,005,000	1,059,910
	HCA
	9.25% 11/15/16		1,343,000	1,452,119
	PIK 9.625% 11/15/16		340,000	367,625
*#	HCA Holdings 144A 7.75% 5/15/21		1,225,000	1,283,188
#	inVentiv Health 144A 10.00% 8/15/18		2,400,000	2,436,000
#	Mylan 144A 7.625% 7/15/17		2,895,000	3,170,025
*	RSC Equipment Rental 10.25% 11/15/19		2,060,000	2,296,900

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
*	Safeway 3.95% 8/15/20	USD	5,805,000	$5,458,534
*	Supervalu 7.50% 11/15/14		1,380,000	1,362,750
#	Woolworths 144A 4.00% 9/22/20		3,050,000	2,972,429
				63,482,475
Electric – 7.78%
	Ameren Illinois 9.75% 11/15/18		7,156,000	9,214,696
#	American Transmission Systems 144A
	5.25% 1/15/22		4,835,000	4,933,794
	CMS Energy
	6.55% 7/17/17		2,050,000	2,220,082
	8.75% 6/15/19		4,260,000	5,048,773
#	Enel Finance International 144A
	5.125% 10/7/19		2,560,000	2,528,087
	6.25% 9/15/17		6,450,000	7,039,285
	Exelon Generation 4.00% 10/1/20		6,955,000	6,469,819
	Jersey Central Power & Light 7.35% 2/1/19		455,000	536,078
	NiSource Finance
	6.40% 3/15/18		2,320,000	2,621,071
	6.80% 1/15/19		3,175,000	3,645,814
	Oncor Electric Delivery
	*7.00% 9/1/22		2,820,000	3,350,789
	#144A 5.00% 9/30/17		2,550,000	2,723,757
	*#144A 5.25% 9/30/40		1,305,000	1,231,996
	Pennsylvania Electric 5.20% 4/1/20		6,681,000	6,874,275
@#	Power Receivables Finance 144A 6.29% 1/1/12		38,238	38,256
	Public Service Oklahoma 5.15% 12/1/19		3,865,000	4,073,478
•	Puget Sound Energy 6.974% 6/1/67		2,900,000	2,858,124
#	Tampa Electric 144A 5.40% 5/15/21		2,800,000	3,028,203
•	Wisconsin Energy 6.25% 5/15/67		7,934,000	7,924,328
				76,360,705
Energy – 6.58%
*	Anadarko Petroleum 5.95% 9/15/16		2,380,000	2,613,545
	Chesapeake Energy 7.25% 12/15/18		1,439,000	1,539,730
#	CNOOC Finance 2011 144A 4.25% 1/26/21		4,650,000	4,581,189
#	ENI 144A 4.15% 10/1/20		7,815,000	7,557,574
*#	Hercules Offshore 144A 10.50% 10/15/17		825,000	730,125
	Nexen 7.50% 7/30/39		1,600,000	1,729,528
	Noble Energy 8.25% 3/1/19		6,144,000	7,806,750

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Noble Holding International 3.05% 3/1/16	USD	4,010,000	$4,026,040
	OPTI Canada 8.25% 12/15/14		2,100,000	1,270,500
	Petrobras International Finance 5.375% 1/27/21		4,170,000	4,214,807
#	Petrohawk Energy 144A 7.25% 8/15/18		1,440,000	1,486,800
	Pride International 6.875% 8/15/20		9,755,000	10,706,112
	Transocean 6.50% 11/15/20		4,640,000	5,047,401
	Weatherford International Bermuda
	5.125% 9/15/20		950,000	960,016
	9.625% 3/1/19		7,440,000	9,711,982
#	Woodside Finance 144A 8.125% 3/1/14		565,000	654,198
				64,636,297
Finance Companies – 3.72%
	Capital One Capital V 10.25% 8/15/39		375,000	407,813
#	CDP Financial 144A 5.60% 11/25/39		1,170,000	1,190,119
#	FTI Consulting 144A 6.75% 10/1/20		2,735,000	2,735,000
	General Electric Capital
	4.375% 9/16/20		4,000,000	3,894,080
	6.00% 8/7/19		15,184,000	16,888,935
•#	ILFC E-Capital Trust I 144A
	5.96% 12/21/65		2,400,000	1,944,576
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		3,065,000	2,513,300
#	International Lease Finance 144A 8.75% 3/15/17		6,220,000	6,981,950
				36,555,773
Insurance – 4.63%
	American International Group 5.45% 5/18/17		5,220,000	5,423,512
•	Chubb 6.375% 3/29/67		6,606,000	7,035,390
•	Genworth Financial 6.15% 11/15/66		3,025,000	2,382,188
#	Health Care Service 144A 4.70% 1/15/21		2,925,000	2,958,500
•#	Liberty Mutual Group 144A 7.00% 3/15/37		2,775,000	2,634,588
	MetLife
	4.75% 2/8/21		970,000	990,858
	6.40% 12/15/36		180,000	170,784
	6.817% 8/15/18		1,995,000	2,330,914
#	MetLife Capital Trust X 144A 9.25% 4/8/38		5,980,000	7,205,901
	Prudential Financial
	3.875% 1/14/15		3,320,000	3,462,816
	*4.50% 11/15/20		5,505,000	5,439,325

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
=@‡w#	Twin Reefs Pass Through Trust 144A
	0.00% 12/31/49	USD	3,100,000	$0
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65		3,370,000	3,403,700
•#	ZFS Finance USA Trust IV 144A 5.875% 5/9/32		2,015,000	1,977,565
				45,416,041
Natural Gas – 7.13%
*	Buckeye Partners 4.875% 2/1/21		4,250,000	4,249,741
	CenterPoint Energy
	5.95% 2/1/17		5,155,000	5,634,400
	#144A 4.50% 1/15/21		2,975,000	2,966,667
•	Enbridge Energy Partners 8.05% 10/1/37		4,450,000	4,718,976
	Energy Transfer Partners 9.70% 3/15/19		8,191,000	10,751,179
	Enterprise Products Operating
	•7.034% 1/15/68		8,500,000	8,873,397
	9.75% 1/31/14		2,999,000	3,644,736
	Kinder Morgan Energy Partners
	*6.00% 2/1/17		1,920,000	2,139,471
	9.00% 2/1/19		4,170,000	5,313,260
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14		2,565,000	2,753,912
*	ONEOK Partners 6.125% 2/1/41		2,955,000	2,944,926
	Plains All American Pipeline 8.75% 5/1/19		2,985,000	3,752,951
#	SEMCO Energy 144A 5.15% 4/21/20		2,085,000	2,145,730
*	Sempra Energy 6.15% 6/15/18		2,110,000	2,403,360
•	TransCanada Pipelines 6.35% 5/15/67		7,652,000	7,686,411
				69,979,117
Real Estate – 1.77%
	Developers Diversified Realty
	7.50% 4/1/17		2,500,000	2,822,328
	7.875% 9/1/20		1,125,000	1,302,743
	9.625% 3/15/16		1,415,000	1,703,927
	Digital Realty Trust 5.875% 2/1/20		1,680,000	1,741,659
	Liberty Property 4.75% 10/1/20		2,055,000	2,057,228
	Regency Centers
	4.80% 4/15/21		2,935,000	2,853,319
	5.875% 6/15/17		2,325,000	2,540,386
•#	USB Realty 144A 6.091% 12/29/49		3,100,000	2,402,500
				17,424,090

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology – 1.34%
GXS Worldwide 9.75% 6/15/15	USD	1,700,000	$1,704,250
National Semiconductor
*3.95% 4/15/15		50,000	50,997
6.60% 6/15/17		5,844,000	6,446,440
# Seagate Technology International 144A
10.00% 5/1/14		4,225,000	4,953,813
			13,155,500
Transportation – 1.18%
Burlington Northern Santa Fe 4.70% 10/1/19		2,500,000	2,625,980
# ERAC USA Finance 144A 5.25% 10/1/20		8,695,000	8,995,125
			11,621,105
Total Corporate Bonds (cost $765,705,598)			798,760,898

Municipal Bonds – 2.94%
Los Angeles, California Department of Water
& Power Revenue (Build America Bonds)
6.574% 7/1/45		5,365,000	5,374,818
Massachusetts Development Finance Agency
Revenue (Harvard University)
Series B-1 5.00% 10/15/40		10,010,000	10,190,380
Metropolitan Transportation Authority, New York
Dedicated Tax Fund Taxable Build America
Bonds (Metropolitan Transit Authority)
Series C-1 6.687% 11/15/40		4,500,000	4,532,535
San Francisco Bay Area Toll Authority,
California Toll Bridge Revenue
(Taxable Build America Bonds)
Series S3 6.907% 10/1/50		3,575,000	3,530,134
Triborough Bridge & Tunnel Authority, New York
(Build America Bonds)
Series A-2 5.45% 11/15/32		5,560,000	5,250,975
Total Municipal Bonds (cost $29,283,306)			28,878,842

Regional Bonds – 0.55%Δ
Australia – 0.40%
New South Wales Treasury 6.00% 6/1/20	AUD	1,081,000	1,088,553
Queensland Treasury 6.00% 6/14/21	AUD	2,882,000	2,891,369
			3,979,922

	Principal amount°		Value (U.S. $)
Regional Bonds (continued)
Canada – 0.15%
Quebec Province 4.50% 12/1/19	CAD	1,395,000	$1,454,856
			1,454,856
Total Regional Bonds (cost 5,115,004)			5,434,778

«Senior Secured Loans – 3.52%
Affinion Group Tranche B 5.00% 10/7/16	USD	1,196,968	1,205,820
Alliance HealthCare Services 5.50% 6/1/16		1,188,000	1,203,598
AZ Chem US 6.75% 11/19/16		2,047,979	2,088,754
Cengage Learning Acquisitions 7.50% 7/7/14		590,870	598,165
Chester Downs & Marina 12.375% 12/31/16		906,250	929,849
Delta Air Lines 8.75% 9/16/13		2,036,725	2,052,846
DineEquity Tranche B 6.00% 10/7/17		586,575	597,694
Dunkin Brands Tranche B 5.75% 11/19/17		2,085,000	2,121,049
Energy Future Holdings Tranche B2
6.579% 10/10/14		117,872	97,274
Fifth Third Processing Tranche B
5.50% 11/3/16		1,750,000	1,778,438
Getty Images 5.25% 11/4/16		619,750	629,564
Goodman Global Tranche B 5.75% 10/28/16		997,500	1,008,473
Graham Packaging Tranche C 6.75% 4/5/14		2,145,389	2,185,786
Grifols Tranche B 6.00% 6/14//16		2,125,000	2,159,732
Intelsat Jackson Holdings Tranche B
5.25% 4/3/18		2,030,000	2,060,734
inVentiv Health 6.50% 8/4/16		679,586	691,479
JohnsonDiversey Tranche B 5.50% 11/24/15		1,072,394	1,087,145
MedAssets Tranche B 5.25% 11/15/16		1,430,000	1,449,663
Multiplan Tranche B 6.50% 8/26/17		1,442,308	1,462,738
Nuveen Investment 2nd Lien 12.50% 7/9/15		735,000	797,108
Phillips-Van Heusen Tranche B 4.75% 5/6/16		741,779	744,408
Reynolds & Reynolds 5.25% 4/21/17		716,896	724,961
Reynolds Group Holdings Tranche D
6.50% 5/5/16		2,115,000	2,120,128
Smurfit-Stone Container Enterprises
6.75% 6/30/16		1,233,800	1,243,313
Toys R Us Tranche B 6.00% 9/1/16		2,119,688	2,150,592
Univision Communications 4.25% 3/29/17		801,129	788,487
Visant 7.50% 12/22/16		609,713	619,697
Total Senior Secured Loans (cost $33,912,140)			34,597,495

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Sovereign Bonds – 2.59%Δ
Australia – 0.55%
Australian Government Bond
4.50% 4/15/20	AUD	2,473,000	$2,289,616
Australian Inflation Linked Bond
4.00% 8/20/15	AUD	1,853,000	3,120,507
			5,410,123
Brazil – 0.64%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	6,988,000	3,586,044
Brazilian Government International Bonds
10.25% 1/10/28	BRL	2,720,000	1,635,262
*12.50% 1/5/22	BRL	1,440,000	1,008,216
			6,229,522
Canada – 0.12%
Canadian Government Bond 3.75% 6/1/19	CAD	1,173,000	1,219,231
			1,219,231
Chile – 0.12%
Chile Government International Bond
5.50% 8/5/20	CLP	544,000,000	1,142,768
			1,142,768
Indonesia – 0.38%
Indonesia Treasury Bond 11.00% 11/15/20	IDR	29,154,000,000	3,689,437
			3,689,437

Philippines – 0.24%
Philippine Government International Bond
4.95% 1/15/21	PHP	104,000,000	2,371,578
			2,371,578
Republic of Korea – 0.33%
@ Korea Treasury Inflation Linked Bond
2.75% 6/10/20	KRW	3,369,803,549	3,270,278
			3,270,278
South Africa – 0.21%
# Eskom Holdings 144A 5.75% 1/26/21	USD	2,130,000	2,087,400
			2,087,400
Total Sovereign Bonds (cost $25,256,425)			25,420,337

	Principal amount°		Value (U.S. $)
U.S. Treasury Obligations – 0.20%
∞ U.S. Treasury Bond 3.875% 8/15/40	USD	1,170,000	$1,038,192
U.S. Treasury Note 2.625% 11/15/20		1,010,000	947,033
Total U.S. Treasury Obligations (cost $1,979,303)			1,985,225

	Number of shares
Common Stock – 0.00%
Masco		251	3,343
*† United Continental Holdings		40	1,016
Total Common Stock (cost $1,783)			4,359

Preferred Stock – 0.88%
Alabama Power 5.625%		118,065	2,886,689
# Ally Financial 144A 7.00%		2,500	2,402,500
• PNC Financial Services Group 8.25%		3,112,000	3,344,669
Total Preferred Stock (cost $8,166,509)			8,633,858

	Principal amount°
≠Discount Note – 4.52%
Federal Home Loan Bank 0.10% 2/1/11	USD	44,377,123	44,377,123
Total Discount Note (cost $44,377,123)			44,377,123

Total Value of Securities Before Securities
Lending Collateral – 99.03% (cost $937,056,510)			972,435,369

	Number of shares
Securities Lending Collateral** – 7.06%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		109,351	105,141
Delaware Investments Collateral Fund No. 1		69,175,912	69,175,912
@†Mellon GSL Reinvestment Trust II		230,639	0
Total Securities Lending Collateral
(cost $69,515,902)			69,281,053

Statements of net assets
Delaware Corporate Bond Fund

Total Value of Securities – 106.09%
(cost $1,006,572,412)	$1,041,716,422 ©
Obligation to Return Securities
Lending Collateral** – (7.08%)	(69,515,902)
Receivables and Other Assets
Net of Liabilities – 0.99%***	9,739,750
Net Assets Applicable to 167,483,992
Shares Outstanding – 100.00%	$981,940,270

Net Asset Value – Delaware Corporate Bond Fund
Class A ($377,605,006 / 64,411,612 Shares)	$5.86
Net Asset Value – Delaware Corporate Bond Fund
Class B ($8,059,927 / 1,375,076 Shares)	$5.86
Net Asset Value – Delaware Corporate Bond Fund
Class C ($133,979,652 / 22,850,188 Shares)	$5.86
Net Asset Value – Delaware Corporate Bond Fund
Class R ($10,791,311 / 1,839,276 Shares)	$5.87
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($451,504,374 / 77,007,840 Shares)	$5.86

Components of Net Assets at January 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$951,192,406
Distributions in excess of net investment income	(2,863,466)
Accumulated net realized gain on investments	2,074,090
Net unrealized appreciation of investments and foreign currencies	31,537,240
Total net assets	$981,940,270

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — European Monetary Unit
IDR — Indonesia Rupiah
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $216,240,481, which represented 22.02% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2011.
@	Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $5,620,997, which represented 0.57% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of origin.

Statements of net assets
Delaware Corporate Bond Fund

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2011.
¥	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements”.
©	Includes $66,649,689 of securities loaned.
***	Includes $1,450,000 restricted cash collateral for futures contracts and swap contracts.

Summary of abbreviations:
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citigroup Global Markets
GSC — Goldman Sachs
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
MSC — Morgan Stanley & Co.
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$5.86
Sales charge (4.50% of offering price) (B)	0.28
Offering price	$6.14

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

1The following foreign currency exchange contracts, futures contracts, swap contracts and options contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(166,683)	USD	228,265	3/4/11	$140
BAML	MXN	17,398,794	USD	(1,429,209)	3/4/11	1,056
BAML	NOK	(12,088,142)	USD	2,088,880	3/4/11	(718)
GSC	CAD	3,808,575	USD	(3,815,405)	3/4/11	(14,659)
GSC	NOK	3,822,099	USD	(660,726)	3/4/11	(24)
HSBC	AUD	1,331,430	USD	(1,331,430)	3/4/11	(1,146)
HSBC	EUR	(6,605,931)	USD	9,066,178	3/4/11	25,193
HSBC	NOK	19,662,240	USD	(3,396,240)	3/4/11	1,943
JPMC	BRL	(5,502,682)	USD	3,264,137	3/4/11	(12,465)
JPMC	EUR	(1,180,000)	USD	1,618,842	3/4/11	3,875
JPMC	NZD	3,778,143	USD	(2,916,726)	3/4/11	(9,490)
MSC	EUR	2,988,812	USD	(4,099,036)	3/4/11	(8,499)
MSC	KRW	(2,085,424,000)	USD	1,854,287	2/4/11	(7,441)
MSC	KRW	(2,085,424,000)	USD	1,860,325	3/4/11	1,882
MSC	MXN	5,861,136	USD	(481,566)	3/4/11	248
MSC	MYR	11,409	USD	(3,723)	2/4/11	2
MSC	MYR	11,409	USD	(3,724)	3/4/11	(5)
						$(20,108)

Futures Contracts
				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Deprecation)
(513) U.S. Treasury 10 yr Notes	$(61,999,970)	$(61,968,797)	3/22/11	$31,173
810 U.S. Treasury Long Bond	102,947,825	97,706,250	3/22/11	(5,241,575)
	$40,947,855			$(5,210,402)

Statements of net assets
Delaware Corporate Bond Fund

Swap Contracts
CDS Contracts

			Annual		Unrealized
	Swap &		Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	ITRAXX Europe Subordinate
	Financials 14.1 5 yr CDS	$14,905,000	1.00%	12/20/15	$948,879
BCLY	Kingdom of Spain 5 yr CDS	2,486,000	1.00%	3/20/16	(102,758)
BCLY	Republic of Ireland 5 yr CDS	1,720,000	1.00%	12/20/15	96,970
BCLY	United States of America
	5 yr CDS	2,911,000	0.25%	3/20/16	(2,099)
CITI	Sara Lee 5 yr CDS	2,100,000	1.00%	3/20/16	(87,916)
JPMC	Penney (J.C.) 5 yr CDS	1,550,000	1.00%	3/20/15	21,903
	Portuguese Republic
JPMC	5 yr CDS	1,206,000	1.00%	3/20/15	137,576
JPMC	5 yr CDS	2,042,000	1.00%	6/22/15	190,548
		$28,920,000			$1,203,103
	Protection Sold/Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$2,335,000	5.00%	9/20/14	$181,345
JPMC	MetLife 5 yr CDS / A	2,645,000	1.00%	12/20/14	117,382
JPMC	Tyson Foods
	5 yr CDS / Ba	2,500,000	1.00%	3/20/16	(11,008)
		$7,480,000			$287,719
Total					$1,490,822

Options Contracts
Interest Rate Swaptions

					Unrealized
		Notional	Exercise	Expiration	Appreciation
Counterparty	Description	Amount	Rate	Date	(Depreciation)
BAML	Put – 30 yr interest rate swap	$20,000,000	4.813%	1/9/14	$123,883
CITI	Put – 10 yr interest rate swap	10,000,000	5.230%	1/9/14	14,523
		$30,000,000			$138,406

The use of foreign currency exchange contracts, futures contracts, swap contracts and options contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Extended Duration Bond Fund	January 31, 2011 (Unaudited)

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 0.42%
•	Bank of America Commercial Mortgage
	Series 2004-3 A5 5.413% 6/10/39	USD	665,000	$717,734
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18		610,000	622,411
#	Merrill Lynch Mortgage Investors
	Series 1998-C3 G 144A 6.00% 12/15/30		500,000	248,033
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34		110,000	62,736
	Series 2005-CIP1 A2 4.96% 7/12/38		36,696	37,291
Total Commercial Mortgage-Backed Securities
	(cost $1,918,711)			1,688,205

Convertible Bonds – 1.69%
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		445,000	448,894
	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		310,000	358,050
#	Clearwire Communications 144A 8.25% exercise
	price $7.08, expiration date 12/1/40		465,000	499,294
#	Gaylord Entertainment 144A 3.75% exercise
	price $27.25, expiration date 10/1/14		320,000	445,600
	Health Care REIT 3.00% exercise price $51.27,
	expiration date 12/1/29		885,000	969,074
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		305,000	293,181
*	Leap Wireless International 4.50% exercise price
	$93.21, expiration date 7/15/14		395,000	367,350
	LifePoint Hospitals 3.50% exercise price $51.79,
	expiration date 5/15/14		890,000	901,125
	Linear Technology 3.00% exercise price $44.72,
	expiration date 5/1/27		825,000	897,188
	Live Nation Entertainment 2.875% exercise price
	$27.14, expiration date 7/15/27		707,000	630,114
#	Owens-Brockway Glass Container 144A
	3.00% exercise price $47.47,
	expiration date 6/1/15		806,000	826,150
*	Transocean 1.50% exercise price $168.61,
	expiration date 12/15/37		220,000	220,000
Total Convertible Bonds (cost $6,218,994)				6,856,020

		Principal amount°		Value (U.S. $)
Corporate Bonds – 78.88%
Banking – 11.28%
	AgriBank FCB 9.125% 7/15/19	USD	1,210,000	$1,443,972
	Bank of America 6.10% 6/15/17		2,110,000	2,237,172
	Barclays Bank 5.125% 1/8/20		1,000,000	1,015,949
	BB&T Capital Trust II 6.75% 6/7/36		2,403,000	2,432,682
•	BB&T Capital Trust IV 6.82% 6/12/57		630,000	624,624
	City National 5.25% 9/15/20		1,155,000	1,145,912
@#	CoBank ACB 144A 7.875% 4/16/18		935,000	1,049,589
•	Fifth Third Capital Trust IV 6.50% 4/15/37		1,850,000	1,826,875
*	First Horizon National 5.375% 12/15/15		1,360,000	1,403,940
	Goldman Sachs Group 6.25% 2/1/41		3,805,000	3,859,335
•#	HBOS Capital Funding 144A 6.071% 6/29/49		700,000	612,500
	JPMorgan Chase 6.00% 10/1/17		345,000	382,108
	JPMorgan Chase Capital XXV 6.80% 10/1/37		4,395,000	4,549,103
	KeyBank 6.95% 2/1/28		1,685,000	1,736,854
	KFW 10.00% 5/15/12	BRL	840,000	506,771
	Morgan Stanley
	*5.50% 1/26/20	USD	1,055,000	1,054,700
	5.75% 1/25/21		565,000	572,107
•#	PNC Preferred Funding Trust II 144A
	6.113% 3/29/49		3,900,000	2,961,422
•#	Rabobank 144A 11.00% 12/29/49		2,370,000	3,072,240
	Silicon Valley Bank 6.05% 6/1/17		805,000	821,367
•	SunTrust Capital VIII 6.10% 12/15/36		875,000	840,467
	SVB Financial Group 5.375% 9/15/20		1,705,000	1,688,516
•	USB Capital IX 6.189% 10/29/49		2,925,000	2,319,525
	Wachovia 5.50% 8/1/35		2,910,000	2,655,078
•	Wells Fargo Capital XIII 7.70% 12/29/49		3,150,000	3,266,235
*	Zions Bancorp
	5.50% 11/16/15		790,000	792,562
	7.75% 9/23/14		750,000	797,407
				45,669,012
Basic Industry – 7.79%
*	Alcoa 6.15% 8/15/20		1,907,000	2,032,183
*	ArcelorMittal 7.00% 10/15/39		4,880,000	5,026,868
	CF Industries 7.125% 5/1/20		350,000	389,813
	Cliffs Natural Resources 6.25% 10/1/40		4,945,000	4,798,485
	Dow Chemical
	8.55% 5/15/19		625,000	781,380
	9.40% 5/15/39		2,150,000	3,086,703

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Georgia-Pacific 144A
	5.40% 11/1/20	USD	2,660,000	$2,631,022
	8.25% 5/1/16		185,000	209,050
	Hexion Finance 8.875% 2/1/18		615,000	665,738
	International Paper 9.375% 5/15/19		3,370,000	4,358,188
	Momentive Performance Materials 11.50% 12/1/16		575,000	625,313
*#	New World Resources 144A 7.875% 5/1/18	EUR	132,000	194,734
	Reliance Steel & Aluminum 6.85% 11/15/36	USD	2,107,000	1,966,134
*	Steel Dynamics 7.75% 4/15/16		420,000	448,875
	Teck Resources 6.00% 8/15/40		3,845,000	3,903,771
*	Verso Paper Holdings 11.375% 8/1/16		400,000	433,000
				31,551,257
Brokerage – 2.83%
•	Bear Stearns 5.408% 12/7/12	AUD	1,410,000	1,385,610
	E Trade Financial PIK 12.50% 11/30/17	USD	765,000	913,219
	Jefferies Group
	6.25% 1/15/36		1,930,000	1,748,732
	6.45% 6/8/27		2,640,000	2,586,271
	Lazard Group 6.85% 6/15/17		3,271,000	3,430,821
	Nuveen Investments
	10.50% 11/15/15		810,000	838,350
	#144A 10.50% 11/15/15		550,000	569,250
				11,472,253
Capital Goods – 2.35%
	Allied Waste North America 6.875% 6/1/17		1,050,000	1,147,292
	Ball
	*7.125% 9/1/16		188,000	205,390
	7.375% 9/1/19		282,000	305,618
	Clean Harbors 7.625% 8/15/16		468,000	498,420
*	Graham Packaging 9.875% 10/15/14		465,000	483,600
#	Meccanica Holdings USA 144A 6.25% 7/15/19		3,410,000	3,533,103
	Ply Gem Industries 11.75% 6/15/13		350,000	375,813
	Waste Management
	6.125% 11/30/39		615,000	655,811
	7.75% 5/15/32		900,000	1,116,043
	WMX Technologies 7.10% 8/1/26		1,025,000	1,188,103
				9,509,193

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 10.47%
#	AT&T 144A 5.35% 9/1/40	USD	4,500,000	$4,126,095
	Cablevision Systems 8.625% 9/15/17		250,000	280,625
#	CC Holdings GS V 144A 7.75% 5/1/17		235,000	259,675
#	Charter Communications Operating Capital 144A
	10.875% 9/15/14		675,000	762,750
#	Clearwire Communications 144A
	12.00% 12/1/15		1,750,000	1,916,250
	Comcast 6.95% 8/15/37		4,157,000	4,600,900
#	Cox Communications 144A 6.95% 6/1/38		1,775,000	1,947,780
	Cricket Communications 7.75% 10/15/20		425,000	411,188
	Crown Castle International 9.00% 1/15/15		660,000	739,200
#	Crown Castle Towers 144A 4.883% 8/15/20		2,000,000	1,959,092
	CSC Holdings 8.50% 4/15/14		329,000	369,303
	Deutsche Telekom International Finance
	8.75% 6/15/30		1,335,000	1,763,104
*#	Digicel Group 144A 10.50% 4/15/18		300,000	335,625
*	DIRECTV Holdings 6.00% 8/15/40		895,000	880,384
	DISH DBS 7.875% 9/1/19		380,000	404,225
	Intelsat Bermuda 11.25% 2/4/17		740,000	834,350
	Intelsat Jackson Holdings 11.25% 6/15/16		195,000	210,600
*#	NBC Universal Media 144A 5.95% 4/1/41		2,515,000	2,457,935
*	Nielsen Finance 11.50% 5/1/16		275,000	322,094
*	PAETEC Holding 9.50% 7/15/15		350,000	368,375
	Qwest Communications International
	7.125% 4/1/18		700,000	759,500
	Shaw Communications 6.75% 11/9/39	CAD	383,000	377,053
*	Sprint Capital 6.875% 11/15/28	USD	1,400,000	1,260,000
	Telecom Italia Capital 7.721% 6/4/38		4,290,000	4,348,733
	Telefonica Emisiones 5.134% 4/27/20		1,610,000	1,601,572
	Telesat Canada 11.00% 11/1/15		230,000	259,325
	Time Warner Cable 5.875% 11/15/40		3,300,000	3,176,372
	Verizon Communications 6.40% 2/15/38		2,430,000	2,606,865
	Virgin Media Secured Finance 6.50% 1/15/18		1,000,000	1,065,000
#	Wind Acquisition Finance 144A 11.75% 7/15/17		860,000	984,700
#	XM Satellite Radio 144A 13.00% 8/1/13		860,000	1,027,700
				42,416,370

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 3.70%
	Burlington Coat Factory Investment Holdings
	14.50% 10/15/14	USD	400,000	$423,000
	CVS Caremark 6.125% 9/15/39		2,000,000	2,074,384
*	Ford Motor 7.45% 7/16/31		825,000	904,730
	Ford Motor Credit 9.875% 8/10/11		650,000	675,561
*	Goodyear Tire & Rubber 10.50% 5/15/16		10,000	11,400
	Harrah’s Operating
	10.00% 12/15/18		475,000	433,438
	*11.25% 6/1/17		335,000	381,900
	Macy’s Retail Holdings 8.375% 7/15/15		150,000	174,750
	MGM MIRAGE
	*10.375% 5/15/14		90,000	102,375
	11.125% 11/15/17		110,000	127,600
	*11.375% 3/1/18		900,000	1,010,250
	13.00% 11/15/13		175,000	210,000
	Norcraft Holdings 9.75% 9/1/12		525,000	528,938
*	OSI Restaurant Partners 10.00% 6/15/15		675,000	715,500
*	Quiksilver 6.875% 4/15/15		700,000	694,750
	Ryland Group 8.40% 5/15/17		475,000	524,875
	Sally Holdings 10.50% 11/15/16		260,000	288,600
	Wal-Mart Stores 4.875% 7/8/40		3,900,000	3,597,016
	Wyndham Worldwide 7.375% 3/1/20		1,930,000	2,112,838
				14,991,905
Consumer Non-Cyclical – 6.61%
	Abbott Laboratories 5.30% 5/27/40		850,000	845,546
	Alere 9.00% 5/15/16		250,000	264,688
	Amgen 4.95% 10/1/41		3,155,000	2,914,318
	Anheuser-Busch InBev Worldwide
	5.00% 4/15/20		35,000	36,830
#	Brambles USA 144A 5.35% 4/1/20		2,155,000	2,177,378
	Celgene 5.70% 10/15/40		4,895,000	4,701,784
*#	Cencosud 144A 5.50% 1/20/21		1,650,000	1,627,595
#	Delhaize Group 144A 5.70% 10/1/40		5,795,000	5,437,071
	Genzyme 5.00% 6/15/20		1,330,000	1,402,667
	HCA
	9.25% 11/15/16		530,000	573,063
	PIK 9.625% 11/15/16		125,000	135,156

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
*#	HCA Holding 144A 7.75% 5/15/21	USD	500,000	$523,750
#	inVentiv Health 144A 10.00% 8/15/18		940,000	954,100
#	Mylan 144A 7.625% 7/15/17		1,480,000	1,620,600
	RSC Equipment Rental 10.25% 11/15/19		750,000	836,250
*	Safeway 3.95% 8/15/20		2,390,000	2,247,355
*	Supervalu 7.50% 11/15/14		460,000	454,250
				26,752,401
Electric – 7.36%
	AES 8.00% 6/1/20		325,000	355,875
	Ameren Illinois 9.75% 11/15/18		2,180,000	2,807,160
#	American Transmission Systems 144A
	5.25% 1/15/22		2,140,000	2,183,727
	CMS Energy 8.75% 6/15/19		1,774,000	2,102,470
*	Exelon Generation 5.75% 10/1/41		4,920,000	4,541,637
	Georgia Power 4.75% 9/1/40		1,100,000	996,431
#	Kentucky Utilities 144A 5.125% 11/1/40		1,825,000	1,758,796
*	NRG Energy 7.375% 1/15/17		180,000	187,650
*#	Oncor Electric Delivery 144A 5.25% 9/30/40		4,665,000	4,404,031
	Pacific Gas & Electric 6.05% 3/1/34		2,500,000	2,644,598
•	Puget Sound Energy 6.974% 6/1/67		1,100,000	1,084,116
*	South Carolina Electric & Gas 5.45% 2/1/41		1,735,000	1,734,993
*	Southern California Edison 6.65% 4/1/29		2,310,000	2,598,200
•	Wisconsin Energy 6.25% 5/15/67		2,405,000	2,402,068
				29,801,752
Energy – 8.07%
	Anadarko Finance 7.50% 5/1/31		910,000	988,304
	Anadarko Petroleum 5.95% 9/15/16		980,000	1,076,165
	Chesapeake Energy 7.25% 12/15/18		610,000	652,700
#	CNOOC Finance 2011 144A 5.75% 1/26/41		1,800,000	1,792,260
	Encana 6.50% 2/1/38		1,500,000	1,599,650
#	ENI 144A 5.70% 10/1/40		5,565,000	5,282,831
*#	Hercules Offshore 144A 10.50% 10/15/17		315,000	278,775
	Nexen 7.50% 7/30/39		555,000	599,930
*	Noble Energy 8.25% 3/1/19		1,325,000	1,683,585
	Noble Holding International 6.20% 8/1/40		3,495,000	3,596,023
	OPTI Canada 8.25% 12/15/14		800,000	484,000
	Petrobras International Finance 5.375% 1/27/21		1,715,000	1,733,428
#	Petrohawk Energy 144A 7.25% 8/15/18		595,000	614,338
	Pride International 6.875% 8/15/20		1,745,000	1,915,138

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
*	Suncor Energy 6.85% 6/1/39	USD	2,500,000	$2,824,733
	Transocean 6.50% 11/15/20		1,995,000	2,170,165
	Weatherford International Bermuda
	6.75% 9/15/40		4,500,000	4,779,301
	9.625% 3/1/19		450,000	587,418
				32,658,744
Finance Companies – 3.94%
	Capital One Capital V 10.25% 8/15/39		2,430,000	2,642,625
#	CDP Financial 144A 5.60% 11/25/39		2,525,000	2,568,420
	FTI Consulting
	7.75% 10/1/16		375,000	395,625
	#144A 6.75% 10/1/20		805,000	805,000
*	General Electric Capital 5.875% 1/14/38		5,845,000	5,790,132
•#	ILFC E-Capital Trust I 144A 5.96% 12/21/65		1,000,000	810,240
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,250,000	1,025,000
#	International Lease Finance 144A
	8.75% 3/15/17		1,725,000	1,936,313
				15,973,355
Insurance – 3.38%
	American International Group 5.45% 5/18/17		1,975,000	2,051,999
•	Chubb 6.375% 3/29/67		2,555,000	2,721,075
•	Genworth Financial 6.15% 11/15/66		1,200,000	945,000
•#	Liberty Mutual Group 144A 7.00% 3/15/37		1,050,000	996,871
#	MetLife Capital Trust X 144A 9.25% 4/8/38		4,430,000	5,338,150
*	Transatlantic Holdings 8.00% 11/30/39		704,000	727,368
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65		895,000	903,950
				13,684,413
Natural Gas – 8.47%
@	Boston Gas 6.95% 12/1/23		200,000	220,060
#	CenterPoint Energy Resources 144A 5.85% 1/15/41		4,945,000	4,937,868
•	Enbridge Energy Partners 8.05% 10/1/37		1,875,000	1,988,333
	Energy Transfer Partners 9.70% 3/15/19		2,225,000	2,920,446
•	Enterprise Products Operating 7.034% 1/15/68		3,020,000	3,152,666
*	Inergy Finance 8.75% 3/1/15		170,000	184,450
	Kinder Morgan Energy Partners 6.95% 1/15/38		5,500,000	5,941,737
*	ONEOK Partners 6.125% 2/1/41		2,485,000	2,476,529
*	Plains All American Pipeline 6.65% 1/15/37		3,415,000	3,591,409

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
* Sempra Energy 6.00% 10/15/39	USD	3,760,000	$3,864,141
Southern California Gas 5.125% 11/15/40		2,100,000	2,051,236
• TransCanada Pipelines 6.35% 5/15/67		2,940,000	2,953,221
			34,282,096
Real Estate – 1.15%
Developers Diversified Realty 7.875% 9/1/20		2,010,000	2,327,568
Regency Centers 5.875% 6/15/17		1,140,000	1,245,608
•# USB Realty 144A 6.091% 12/22/49		1,400,000	1,085,000
			4,658,176
Technology – 0.25%
* GXS Worldwide 9.75% 6/15/15		1,000,000	1,002,500
			1,002,500
Transportation – 1.23%
Burlington Northern Santa Fe
5.05% 3/1/41		1,620,000	1,496,562
5.75% 5/1/40		3,410,000	3,480,359
			4,976,921
Total Corporate Bonds (cost $307,101,403)			319,400,348

Municipal Bonds – 6.07%
Chicago, Illinois O’Hare International Airport
(Build America Bonds) Series B
6.395% 1/1/40		3,800,000	3,610,722
Long Island Power Authority, New York Electric
System Revenue (Build America Bonds)
5.85% 5/1/41		3,600,000	3,255,660
Los Angeles, California Department of Water
& Power Revenue (Build America Bonds)
6.574% 7/1/45		2,225,000	2,229,072
Massachusetts Development Finance Agency
Revenue (Harvard University) Series B-1
5.00% 10/15/40		3,975,000	4,046,630
Metropolitan Transportation Authority, New York
Dedicated Tax Fund Taxable Build America
Bonds (Metropolitan Transit Authority)
Series C-1 6.687% 11/15/40		3,000,000	3,021,690

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Municipal Bonds (continued)
Metropolitan Transportation Authority
Revenue, New York Revenue Taxable Build
America Bonds (Transportation) Series A2
6.089% 11/15/40	USD	3,205,000	$3,160,835
Oregon Department of Transportation Highway
User Tax Revenue (Taxable Build America
Bonds Subordinate Lien Direct Payment)
Series A 5.834% 11/15/34		1,605,000	1,605,658
San Francisco Bay Area Toll Authority, California
Toll Bridge Revenue (Taxable Build America
Bonds) Series S3 6.907% 10/1/50		1,485,000	1,466,363
Triborough Bridge & Tunnel Authority, New York
Revenue (Build America Bonds) Series A-2
5.45% 11/15/32		2,310,000	2,181,610
Total Municipal Bonds (cost $25,333,575)			24,578,240

Regional Bonds – 0.53%Δ
Australia – 0.38%
New South Wales Treasury 6.00% 6/1/20	AUD	419,000	421,928
Queensland Treasury 6.00% 6/14/21	AUD	1,118,000	1,121,635
			1,543,563
Canada – 0.15%
Quebec Province 4.50% 12/1/19	CAD	570,000	594,457
			594,457
Total Regional Bonds (cost $2,011,971)			2,138,020

«Senior Secured Loans – 3.46%
Affinion Group Tranche B 5.00% 10/7/16	USD	454,898	458,262
Alliance HealthCare Services 5.50% 6/1/16		435,974	441,698
AZ Chem US 6.75% 11/19/16		796,436	812,293
Cengage Learning Acquisitions 7.50% 7/7/14		234,641	237,537
Chester Downs & Marina 12.375% 12/31/16		354,497	363,728
Delta Air Lines 8.75% 9/16/13		682,117	687,516
DineEquity Tranche B 6.00% 10/7/17		242,399	246,994
Dunkin Brands Tranche B 5.75% 11/19/17		795,000	808,746
Energy Future Holdings Tranche B2 6.579% 10/10/14		49,417	40,781
Fifth Third Processing Tranche B 5.50% 11/3/16		700,000	711,375
Getty Images 5.25% 11/4/16		323,000	328,115

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Goodman Global Tranche B 5.75% 10/28/16	USD	399,000	$403,389
Graham Packaging Tranche C 6.75% 4/5/14		815,412	830,766
Grifols Tranche B 6.00% 6/4/16		800,000	813,076
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		820,000	832,415
inVentiv Health 6.50% 8/4/16		437,895	445,558
JohnsonDiversey Tranche B 5.50% 11/24/15		463,274	469,647
MedAssets Tranche B 5.25% 11/15/16		575,000	582,906
Multiplan Tranche B 6.50% 8/26/17		552,885	560,716
Nuveen Investments 2nd Lien 12.50% 7/9/15		295,000	319,928
Phillips-Van Heusen Tranche B 4.75% 5/6/16		286,301	287,315
Reynolds & Reynolds 5.25% 4/21/17		282,541	285,720
Reynolds Group Holdings Tranche D 6.50% 5/5/16		820,000	821,989
Smurfit-Stone Container Enterprises 6.75% 6/30/16		457,700	461,229
Toys R Us Tranche B 6.00% 9/1/16		822,938	834,935
Univision Communications 4.25% 3/29/17		499,774	491,887
Visant 7.50% 12/22/16		417,950	424,794
Total Senior Secured Loans (cost $13,737,907)			14,003,315

Sovereign Bonds – 2.53%Δ
Australia – 0.53%
Australian Government Bond 4.50% 4/15/20	AUD	1,041,000	963,805
Australian Inflation Linked bond 4.00% 8/20/15	AUD	697,000	1,173,769
			2,137,574
Brazil – 0.63%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	2,712,000	1,391,720
Brazilian Government International Bonds
10.25% 1/10/28	BRL	1,282,000	770,738
*12.50% 1/5/22	BRL	540,000	378,081
			2,540,539
Canada – 0.11%
Canadian Government Bond 3.75% 6/1/19	CAD	418,000	434,475
			434,475
Chile – 0.11%
Chile Government International Bond
5.50% 8/5/20	CLP	215,000,000	451,646
			451,646

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Indonesia – 0.39%
Indonesia Treasury Bond 11.00% 11/15/20	IDR	12,641,000,000	$1,599,718
			1,599,718
Philippines – 0.24%
Philippine Government International Bond
4.95% 1/15/21	PHP	43,000,000	980,556
			980,556
Republic of Korea – 0.31%
@ Korea Treasury Inflation Linked Bond
2.75% 6/10/20	KRW	1,296,569,418	1,258,276
			1,258,276
South Africa – 0.21%
# Eskom Holdings 144A 5.75% 1/26/21	USD	870,000	852,600
			852,600
Total Sovereign Bonds (cost $10,208,988)			10,255,384

U.S. Treasury Obligations – 1.42%
U.S. Treasury Bond 3.875% 8/15/40		1,735,000	1,539,542
* U.S. Treasury Note 2.625% 11/15/20		2,245,000	2,105,038
∞^ U.S. Treasury Strip Principal 4.185% 11/15/39		8,505,000	2,098,838
Total U.S. Treasury Obligations (cost $6,213,658)			5,743,418

	Number of shares
Preferred Stock – 1.04%
Alabama Power 5.625%		16,200	396,090
# Ally Financial 144A 7.00%		2,175	2,090,175
• PNC Financial Services Group 8.25%		1,615,000	1,735,745
Total Preferred Stock (cost $3,971,229)			4,222,010

	Principal amount°
≠Discount Note – 2.22%
Federal Home Loan Bank 0.10% 2/1/11	USD	8,979,025	8,979,025
Total Discount Note (cost $8,979,025)			8,979,025

Total Value of Securities Before
Securities Lending Collateral – 98.26%
(cost $385,695,461)			397,863,985

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 8.66%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	62,870	$60,449
Delaware Investments Collateral Fund No. 1	34,990,167	34,990,167
@†Mellon GSL Reinvestment Trust II	96,378	0
Total Securities Lending Collateral
(cost $35,149,415)		35,050,616

Total Value of Securities – 106.92%
(cost $420,844,876)		432,914,601 ©
Obligation to Return Securities
Lending Collateral** – (8.68%)		(35,149,415)
Receivables and Other Assets
Net of Liabilities – 1.76%		7,141,854
Net Assets Applicable to 67,011,679
Shares Outstanding – 100.00%		$404,907,040

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($289,631,355 / 47,920,222 Shares)		$6.04
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($2,940,545 / 487,340 Shares)		$6.03
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($23,060,921 / 3,816,692 Shares)		$6.04
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($11,297,175 / 1,867,009 Shares)		$6.05
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($77,977,044 / 12,920,416 Shares)		$6.04

Components of Net Assets at January 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$395,128,485
Distributions in excess of net investment income		(1,172,949)
Accumulated net realized gain on investments		2,165,093
Net unrealized appreciation of investments and foreign currencies		8,786,411
Total net assets		$404,907,040

Statements of net assets
Delaware Extended Duration Bond Fund

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — European Monetary Unit
IDR — Indonesia Rupiah
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $85,319,575, which represented 21.07% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate is in effect at January 31, 2011.
*	Fully or partially on loan.
@	Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $2,527,925, which represented 0.62% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2011.
∞	Fully or partially pledged as collateral for futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
†	Non income producing security.
©	Includes $33,871,754 of securities loaned.

Summary of abbreviations:
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citigroup Global Markets
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
MSC — Morgan Stanley & Co.
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$6.04
Sales charge (4.50% of offering price) (B)	0.28
Offering price	$6.32

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statements of net assets
Delaware Extended Duration Bond Fund

1The following foreign currency exchange contracts, futures contracts, swap contracts, and options contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(70,097)	USD	95,995	3/4/11	$59
BAML	MXN	9,075,585	USD	(745,506)	3/4/11	551
BAML	NOK	(3,945,570)	USD	681,811	3/4/11	(234)
GSC	CAD	1,469,563	USD	(1,472,198)	3/4/11	(5,656)
GSC	NOK	1,419,090	USD	(245,318)	3/4/11	(9)
HSBC	AUD	522,505	USD	(519,161)	3/4/11	(450)
HSBC	EUR	(2,740,964)	USD	3,761,781	3/4/11	10,453
HSBC	NOK	6,856,687	USD	(1,184,593)	3/4/11	678
JPMC	BRL	(1,939,630)	USD	1,150,569	3/4/11	(4,394)
JPMC	EUR	(443,000)	USD	607,752	3/4/11	1,455
JPMC	NZD	1,487,182	USD	(1,148,105)	3/4/11	(3,736)
MSC	EUR	1,304,656	USD	(1,789,283)	3/4/11	(3,710)
MSC	KRW	(754,868,000)	USD	671,203	2/4/11	(2,693)
MSC	KRW	(754,868,000)	USD	673,388	3/4/11	681
MSC	MYR	71,521	USD	(23,340)	2/4/11	15
MSC	MYR	71,521	USD	(23,345)	3/4/11	(31)
						$(7,021)

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(256) U.S. Treasury 10 yr Note	$(31,653,276)	$(30,924,000)	3/22/11	$729,276
393 U.S. Treasury Long Bond	49,948,759	47,405,625	3/22/11	(2,543,134)
276 U.S. Treasury Ultra Term Bond	36,066,082	33,991,125	3/22/11	(2,074,957)
	$54,361,565			$(3,888,815)

Swap Contracts
CDS Contracts

			Annual		Unrealized
	Swap &	Notional	Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	ITRAXX Europe Subordinate
	Financials 14.1 5 yr CDS	$6,300,000	1.00%	12/20/15	$401,069
BCLY	Kingdom of Spain 5 yr CDS	1,027,000	1.00%	3/20/16	(42,451)
BCLY	Republic of Ireland 5 yr CDS	670,000	1.00%	12/20/15	37,773
BCLY	United States of America
	5 yr CDS	1,200,000	0.25%	3/20/16	(865)
CITI	Sara Lee 5 yr CDS	900,000	1.00%	3/20/16	(37,678)
JPMC	Penney (J.C.) 5 yr CDS	505,000	1.00%	3/20/15	7,139
	Portuguese Republic
JPMC	5 yr CDS	474,000	1.00%	3/20/15	54,072
JPMC	5 yr CDS	756,000	1.00%	6/22/15	71,805
JPMC	Viacom 5 yr CDS	1,250,000	1.00%	9/20/15	(18,360)
		$13,082,000			$472,504

	Protection Sold/
	Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$825,000	5.00%	9/20/14	$64,073
JPMC	Comcast 5 yr CDS / Baa	1,250,000	1.00%	9/20/15	22,202
JPMC	MetLife 5 yr CDS / A	235,000	1.00%	12/20/14	10,429
JPMC	Tyson Foods 5 yrs CDS / Ba	1,100,000	1.00%	3/20/16	(4,844)
		$3,410,000			$91,860
Total					$564,364

Statements of net assets
Delaware Extended Duration Bond Fund

Option Contracts
Interest Rate Swaptions

					Unrealized
		Notional	Exercise	Expiration	Appreciation
Counterparty	Description	Amount	Rate	Date	(Depreciation)
BAML	Put – 30 yr interest rate swap	$8,000,000	4.813%	1/9/14	$49,553
CITI	Put – 10 yr interest rate swap	4,000,000	5.230%	1/9/14	5,809
		$12,000,000			$55,362

The use of foreign currency exchange contracts, futures contracts, swap contracts and options contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended January 31, 2011 (Unaudited)

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$27,032,852	$12,012,778
Dividends	215,433	121,991
Securities lending income	98,849	25,774
Foreign tax withheld	(60,463)	(28,385)
	27,286,671	12,132,158
Expenses:
Management fees	2,491,900	1,104,681
Distribution expense – Class A	629,090	439,943
Distribution expense – Class B	46,421	16,637
Distribution expense – Class C	721,233	127,561
Distribution expense – Class R	33,290	43,972
Dividend disbursing and transfer agent fees and expenses	1,034,170	295,371
Accounting and administration expenses	201,992	79,231
Reports and statements to shareholders	90,291	39,125
Registration fees	61,575	43,277
Legal fees	47,371	17,604
Trustees’ fees	28,241	10,964
Audit and tax	26,663	13,551
Custodian fees	22,226	9,501
Insurance fees	19,469	6,838
Dues and services	7,073	11,803
Pricing fees	4,342	4,004
Consulting fees	4,230	1,614
Trustees’ expenses	2,151	829
	5,471,728	2,266,506
Less fees waived	(446,396)	(228,863)
Less waived distribution expenses – Class A	(104,848)	(73,324)
Less waived distribution expenses – Class R	(5,548)	(7,328)
Less expense paid indirectly	(1,262)	(811)
Total operating expenses	4,913,674	1,956,180
Net Investment Income	22,372,997	10,175,978

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	$26,791,324	$10,509,683
Foreign currencies	622,194	242,571
Foreign currency exchange contracts	413,827	166,889
Futures contracts	(461,993)	1,925,729
Swap contracts	(927,917)	(452,032)
Net realized gain	26,437,435	12,392,840
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(17,537,158)	(18,248,236)
Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies	8,900,277	(5,855,396)

Net Increase in Net Assets Resulting
from Operations	$31,273,274	$4,320,582

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,372,997	$42,273,800
Net realized gain on investments
and foreign currencies	26,437,435	63,381,234
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(17,537,158)	24,337,227
Net increase in net assets resulting from operations	31,273,274	129,992,261

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,603,648)	(29,498,681)
Class B	(199,684)	(550,082)
Class C	(3,108,153)	(6,879,814)
Class R	(267,059)	(602,275)
Institutional Class	(11,670,385)	(8,273,848)

Net realized gain on investments:
Class A	(18,619,739)	—
Class B	(400,441)	—
Class C	(6,355,176)	—
Class R	(474,102)	—
Institutional Class	(20,157,143)	—
	(71,855,530)	(45,804,700)

Capital Share Transactions:
Proceeds from shares sold:
Class A	75,533,929	351,999,821
Class B	50,710	286,236
Class C	20,611,370	47,478,675
Class R	4,260,808	5,484,669
Institutional Class	188,954,665	346,602,990

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	23,564,696	15,482,178
Class B	457,950	325,321
Class C	7,465,257	2,664,010
Class R	731,386	381,206
Institutional Class	25,032,413	1,611,278
	346,663,184	772,316,384

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(115,448,534)	$(473,604,171)
Class B	(1,934,918)	(3,955,525)
Class C	(30,092,496)	(45,346,480)
Class R	(4,006,490)	(8,066,461)
Institutional Class	(101,474,194)	(51,910,392)
	(252,956,632)	(582,883,029)
Increase in net assets derived
from capital share transactions	93,706,552	189,433,355
Net Increase in Net Assets	53,124,296	273,620,916

Net Assets:
Beginning of period	928,815,974	655,195,058
End of period	$981,940,270	$928,815,974

Distributions in excess of net investment income	$(2,863,466)	$(163,236)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,175,978	$16,959,422
Net realized gain on investments
and foreign currencies	12,392,840	28,232,615
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(18,248,236)	12,929,876
Net increase in net assets resulting from operations	4,320,582	58,121,913

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,692,478)	(13,787,748)
Class B	(74,607)	(193,311)
Class C	(571,880)	(1,074,872)
Class R	(365,273)	(340,033)
Institutional Class	(1,773,750)	(2,034,209)

Net realized gain on investments:
Class A	(14,282,674)	—
Class B	(157,648)	—
Class C	(1,262,536)	—
Class R	(744,442)	—
Institutional Class	(3,440,913)	—
	(30,366,201)	(17,430,173)

Capital Share Transactions:
Proceeds from shares sold:
Class A	76,041,794	138,349,253
Class B	23,744	62,238
Class C	8,324,181	8,692,273
Class R	7,077,374	14,196,170
Institutional Class	46,834,626	28,357,875

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	20,838,832	11,967,772
Class B	180,318	117,338
Class C	1,522,580	554,975
Class R	1,109,715	323,298
Institutional Class	4,631,589	1,509,711
	166,584,753	204,130,903

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(64,251,526)	$(91,290,016)
Class B	(536,190)	(1,230,405)
Class C	(8,224,366)	(8,143,235)
Class R	(10,049,052)	(1,833,248)
Institutional Class	(17,903,121)	(11,531,587)
	(100,964,255)	(114,028,491)
Increase in net assets derived
from capital share transactions	65,620,498	90,102,412

Net Increase in Net Assets	39,574,879	130,794,152

Net Assets:
Beginning of period	365,332,161	234,538,009
End of period	$404,907,040	$365,332,161

Undistributed (distributions in excess of)
net investment income	$(1,172,949)	$1,078,126

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.080	$5.460	$5.240	$5.520	$5.490	$5.780

0.134	0.309	0.314	0.279	0.301	0.276
0.072	0.647	0.216	(0.272)	0.046	(0.239)
0.206	0.956	0.530	0.007	0.347	0.037

(0.155)	(0.336)	(0.310)	(0.287)	(0.317)	(0.306)
(0.271)	—	—	—	—	(0.021)
(0.426)	(0.336)	(0.310)	(0.287)	(0.317)	(0.327)

$5.860	$6.080	$5.460	$5.240	$5.520	$5.490

3.38%	17.91%	11.04%	0.04%	6.35%	0.70%

$377,605	$409,671	$459,892	$268,659	$304,255	$256,776
0.95%	0.94%	0.90%	0.90%	0.82%	0.81%

1.09%	1.10%	1.11%	1.08%	1.06%	1.05%
4.38%	5.31%	6.45%	5.10%	5.35%	4.95%

4.24%	5.15%	6.24%	4.92%	5.11%	4.71%
104%	219%	271%	355%	244%	173%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.080	$5.460	$5.230	$5.520	$5.480	$5.770

0.111	0.265	0.278	0.238	0.259	0.234
0.072	0.647	0.225	(0.283)	0.055	(0.239)
0.183	0.912	0.503	(0.045)	0.314	(0.005)

(0.132)	(0.292)	(0.273)	(0.245)	(0.274)	(0.264)
(0.271)	—	—	—	—	(0.021)
(0.403)	(0.292)	(0.273)	(0.245)	(0.274)	(0.285)

$5.860	$6.080	$5.460	$5.230	$5.520	$5.480

2.99%	17.04%	10.43%	(0.90% )	5.56%	0.13%

$8,060	$9,807	$11,938	$15,525	$22,694	$23,792
1.70%	1.69%	1.65%	1.65%	1.57%	1.56%

1.79%	1.80%	1.81%	1.78%	1.76%	1.75%
3.63%	4.56%	5.70%	4.35%	4.60%	4.20%

3.54%	4.45%	5.54%	4.22%	4.41%	4.01%
104%	219%	271%	355%	244%	173%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.090	$5.470	$5.240	$5.520	$5.490	$5.780

0.111	0.266	0.278	0.238	0.259	0.234
0.062	0.646	0.225	(0.273)	0.045	(0.239)
0.173	0.912	0.503	(0.035)	0.304	(0.005)

(0.132)	(0.292)	(0.273)	(0.245)	(0.274)	(0.264)
(0.271)	—	—	—	—	(0.021)
(0.403)	(0.292)	(0.273)	(0.245)	(0.274)	(0.285)

$5.860	$6.090	$5.470	$5.240	$5.520	$5.490

2.81%	17.01%	10.41%	(0.71% )	5.55%	(0.05% )

$133,980	$141,328	$121,901	$62,211	$67,693	$48,425
1.70%	1.69%	1.65%	1.65%	1.57%	1.56%

1.79%	1.80%	1.81%	1.78%	1.76%	1.75%
3.63%	4.56%	5.70%	4.35%	4.60%	4.20%

3.54%	4.45%	5.54%	4.22%	4.41%	4.01%
104%	219%	271%	355%	244%	173%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.090	$5.470	$5.240	$5.520	$5.490	$5.780

0.127	0.295	0.302	0.265	0.287	0.262
0.071	0.646	0.226	(0.272)	0.045	(0.239)
0.198	0.941	0.528	(0.007)	0.332	0.023

(0.147)	(0.321)	(0.298)	(0.273)	(0.302)	(0.292)
(0.271)	—	—	—	—	(0.021)
(0.418)	(0.321)	(0.298)	(0.273)	(0.302)	(0.313)

$5.870	$6.090	$5.470	$5.240	$5.520	$5.490

3.24%	17.60%	10.97%	(0.21% )	6.07%	0.45%

$10,791	$10,209	$11,229	$11,973	$15,802	$6,048
1.20%	1.19%	1.15%	1.15%	1.07%	1.06%

1.39%	1.40%	1.41%	1.38%	1.36%	1.35%
4.13%	5.06%	6.20%	4.85%	5.10%	4.70%

3.94%	4.85%	5.94%	4.62%	4.81%	4.41%
104%	219%	271%	355%	244%	173%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.090	$5.470	$5.240	$5.520	$5.480	$5.770

0.142	0.329	0.327	0.293	0.315	0.289
0.062	0.641	0.225	(0.273)	0.056	(0.238)
0.204	0.970	0.552	0.020	0.371	0.051

(0.163)	(0.350)	(0.322)	(0.300)	(0.331)	(0.320)
(0.271)	—	—	—	—	(0.021)
(0.434)	(0.350)	(0.322)	(0.300)	(0.331)	(0.341)

$5.860	$6.090	$5.470	$5.240	$5.520	$5.480

3.33%	18.40%	11.53%	0.10%	6.81%	0.95%

$451,504	$357,801	$50,235	$205,197	$180,631	$234,281
0.70%	0.69%	0.65%	0.65%	0.57%	0.56%

0.79%	0.80%	0.81%	0.78%	0.76%	0.75%
4.63%	5.56%	6.70%	5.35%	5.60%	5.20%

4.54%	5.45%	6.54%	5.22%	5.41%	5.01%
104%	219%	271%	355%	244%	173%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies.
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.440	$5.600	$5.210	$5.460	$5.410	$5.940

0.163	0.348	0.344	0.296	0.306	0.299
(0.077)	0.850	0.385	(0.245)	0.065	(0.468)
0.086	1.198	0.729	0.051	0.371	(0.169)

(0.169)	(0.358)	(0.339)	(0.301)	(0.321)	(0.309)
(0.317)	—	—	—	—	(0.052)
(0.486)	(0.358)	(0.339)	(0.301)	(0.321)	(0.361)

$6.040	$6.440	$5.600	$5.210	$5.460	$5.410

1.25%	22.00%	15.17%	0.83%	6.82%	(2.89% )

$289,631	$275,312	$184,538	$163,372	$180,853	$92,132
0.95%	0.94%	0.90%	0.90%	0.88%	0.80%

1.11%	1.18%	1.29%	1.23%	1.20%	1.22%
5.09%	5.77%	7.03%	5.42%	5.44%	5.35%

4.93%	5.53%	6.64%	5.09%	5.12%	4.93%
77%	149%	234%	443%	276%	184%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.430	$5.590	$5.200	$5.450	$5.410	$5.930

0.139	0.301	0.307	0.254	0.264	0.257
(0.078)	0.852	0.384	(0.244)	0.054	(0.458)
0.061	1.153	0.691	0.010	0.318	(0.201)

(0.144)	(0.313)	(0.301)	(0.260)	(0.278)	(0.267)
(0.317)	—	—	—	—	(0.052)
(0.461)	(0.313)	(0.301)	(0.260)	(0.278)	(0.319)

$6.030	$6.430	$5.590	$5.200	$5.450	$5.410

0.86%	21.13%	14.33%	0.08%	5.84%	(3.45% )

$2,941	$3,464	$3,992	$4,718	$5,959	$6,371
1.70%	1.69%	1.65%	1.65%	1.63%	1.55%

1.81%	1.88%	1.99%	1.93%	1.90%	1.92%
4.34%	5.02%	6.28%	4.67%	4.69%	4.60%

4.23%	4.83%	5.94%	4.39%	4.42%	4.23%
77%	149%	234%	443%	276%	184%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.430	$5.600	$5.210	$5.460	$5.410	$5.930

0.140	0.302	0.307	0.254	0.264	0.257
(0.069)	0.841	0.385	(0.244)	0.064	(0.458)
0.071	1.143	0.692	0.010	0.328	(0.201)

(0.144)	(0.313)	(0.302)	(0.260)	(0.278)	(0.267)
(0.317)	—	—	—	—	(0.052)
(0.461)	(0.313)	(0.302)	(0.260)	(0.278)	(0.319)

$6.040	$6.430	$5.600	$5.210	$5.460	$5.410

1.02%	20.91%	14.32%	0.08%	6.03%	(3.45% )

$23,061	$23,115	$19,120	$17,976	$20,156	$11,021
1.70%	1.69%	1.65%	1.65%	1.63%	1.55%

1.81%	1.88%	1.99%	1.93%	1.90%	1.92%
4.34%	5.02%	6.28%	4.67%	4.69%	4.60%

4.23%	4.83%	5.94%	4.39%	4.42%	4.23%
77%	149%	234%	443%	276%	184%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

Six Months Ended	10/1/052
1/31/111	Year Ended	to
(Unaudited)	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
$6.440	$5.600	$5.210	$5.460	$5.410	$5.820

0.156	0.339	0.332	0.282	0.293	0.236
(0.068)	0.845	0.385	(0.245)	0.064	(0.391)
0.088	1.184	0.717	0.037	0.357	(0.155)

(0.161)	(0.344)	(0.327)	(0.287)	(0.307)	(0.203)
(0.317)	—	—	—	—	(0.052)
(0.478)	(0.344)	(0.327)	(0.287)	(0.307)	(0.255)

$6.050	$6.440	$5.600	$5.210	$5.460	$5.410

1.28%	21.48%	15.08%	0.39%	6.75%	(2.67%	)

$11,297	$14,131	$665	$377	$250	$23
1.20%	1.19%	1.15%	1.15%	1.13%	1.05%

1.41%	1.48%	1.59%	1.53%	1.50%	1.52%
4.84%	5.52%	6.78%	5.17%	5.19%	5.12%

4.63%	5.23%	6.34%	4.79%	4.82%	4.65%
77%	149%	234%	443%	276%	184%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

5 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$6.430	$5.590	$5.200	$5.450	$5.410	$5.930

0.170	0.364	0.356	0.309	0.320	0.313
(0.067)	0.849	0.385	(0.244)	0.055	(0.458)
0.103	1.213	0.741	0.065	0.375	(0.145)

(0.176)	(0.373)	(0.351)	(0.315)	(0.335)	(0.323)
(0.317)	—	—	—	—	(0.052)
(0.493)	(0.373)	(0.351)	(0.315)	(0.335)	(0.375)

$6.040	$6.430	$5.590	$5.200	$5.450	$5.410

1.54%	22.33%	15.48%	1.09%	6.90%	(2.48% )

$77,977	$49,310	$26,223	$36,494	$65,537	$69,357
0.70%	0.69%	0.65%	0.65%	0.63%	0.55%

0.81%	0.88%	0.99%	0.93%	0.90%	0.92%
5.34%	6.02%	7.28%	5.67%	5.69%	5.60%

5.23%	5.83%	6.94%	5.39%	5.42%	5.23%
77%	149%	234%	443%	276%	184%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
January 31, 2011 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Core Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Diversified Floating Rate Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a Fund or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Funds intend to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2007 – July 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Funds may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Funds held no investments in repurchase agreements.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, twice per year. The Funds may distribute income from dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2011.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2011, each the Fund earned the following amounts under this agreement:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$1,262	$811

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

Effective November 26, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.70% of each Fund’s average daily net assets through November 28, 2011. These waivers and reimbursements may only be terminated by agreement of the Manager and the Funds. Prior to November 26, 2010, this agreement was voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2011, the Funds were charged for these services as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$25,467	$9,989

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for each Fund through November 28, 2011 to no more than 0.25% and 0.50% of their respective average daily net assets.

At January 31, 2011, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment management fee payable to DMC	$265,127	$138,411
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	81,047	19,440
Distribution fees payable to DDLP	208,924	89,704
Other expenses payable to DMC and affiliates*	37,346	19,788

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended January 31, 2011, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$4,996	$1,955

For the six months ended January 31, 2011, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$55,560	$16,402

For the six months ended January 31, 2011, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Class A	$0	$0
Class B	4,128	1,020
Class C	3,883	3,704

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended January 31, 2011, the Funds made purchases and sales of securities other than short-term investments as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Purchases other than U.S. government securities	$922,593,471	$302,235,882
Purchases of U.S. government securities	103,842,493	34,493,272
Sales other than U.S. government securities	908,712,173	264,511,071
Sales of U.S. government securities	119,606,239	30,504,136

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cost of investments	$1,009,702,802	$421,306,116
Aggregate unrealized appreciation	$43,943,878	$18,182,894
Aggregate unrealized depreciation	(11,930,258)	(6,574,409)
Net unrealized appreciation	$32,013,620	$11,608,485

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investments in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of January 31, 2011:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage Backed
Securities	$—	$4,407,613	$—	$4,407,613
Common Stock	4,359	—	—	4,359
Corporate Debt	—	853,293,234	—	853,293,234
Foreign Debt	—	27,269,072	3,586,043	30,855,115
Municipal Bonds	—	28,878,842	—	28,878,842
U.S. Treasury Obligations	—	1,985,225	—	1,985,225
Preferred Stock	—	8,633,858	—	8,633,858
Discount Note	—	44,377,123	—	44,377,123
Securities Lending Collateral	—	69,281,053	—	69,281,053
Total	$4,359	$1,038,126,020	$3,586,043	$1,041,716,422

Foreign Currency
Exchange Contracts	$—	$(20,108)	$—	$(20,108)
Futures Contracts	$(5,210,402)	$—	$—	$(5,210,402)
Swap Contracts	$—	$1,490,822	$—	$1,490,822
Options Contracts	$—	$—	$138,406	$138,406

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage Backed
Securities	$—	$1,688,205	$—	$1,688,205
Corporate Debt	—	340,259,683	—	340,259,683
Foreign Debt	—	11,001,684	1,391,720	12,393,404
Municipal Bonds	—	24,578,240		24,578,240
U.S. Treasury Obligations	—	5,743,418	—	5,743,418
Preferred stock	—	4,222,010	—	4,222,010
Discount Note	—	8,979,025	—	8,979,025
Securities Lending Collateral	—	35,050,616	—	35,050,616
Total	$—	$431,522,881	$1,391,720	$432,914,601

Foreign Currency
Exchange Contracts	$—	$(7,021)	$—	$(7,021)
Futures Contracts	$(3,888,815)	$—	$—	$(3,888,815)
Swap Contracts	$—	$564,364	$—	$564,364
Options Contracts	$—	$—	$55,362	$55,362

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Corporate Bond Fund
			Securities
	Corporate	Foreign	Lending
	Debt	Debt	Collateral	Total
Balance as of 7/31/10	$1,163,928	$—	$10,325	$1,174,253
Purchases	—	3,556,267	—	3,556,267
Sales	(1,226,005)	—	(12,293)	(1,238,298)
Net realized gain	94,095	—	—	94,095
Transfers into Level 3	3,106,005	—	—	3,106,005
Net change in unrealized
appreciation/depreciation	(3,138,023)	29,776	1,968	(3,106,279)
Balance as of 1/31/11	$—	$3,586,043	$—	$3,586,043

Net change in unrealized
appreciation/depreciation
from investments still held
as of 1/31/11	$(3,106,005)	$29,776	$(9,803)	$(3,086,032)

	Option
	Contracts
Balance as of 7/31/10	$—
Purchases	2,456,000
Net unrealized appreciation	138,406
Balance as of 1/31/11	$2,594,406

Net change in unrealized
appreciation/depreciation
from investments still held
as of 1/31/11	$138,406

	Delaware Extended Duration Bond Fund
			Securities
	Corporate	Foreign	Lending
	Debt	Debt	Collateral	Total
Balance as of 7/31/10	$414,767	$—	$4,314	$419,081
Purchases	—	1,380,165	—	1,380,165
Sales	(436,206)	—	(5,137)	(441,343)
Net realized gain	32,849	—	—	32,849
Net change in unrealized
appreciation/depreciation	(11,410)	11,555	823	968
Balance as of 1/31/11	$—	$1,391,720	$—	$1,391,720

Net change in unrealized
appreciation/depreciation
from investments still held
as of 1/31/11	$—	$11,555	$(4,096)	$7,459

	Option
	Contracts
Balance as of 7/31/10	$—
Purchases	982,400
Net unrealized appreciation	55,362
Balance as of 1/31/11	$1,037,762

Net change in unrealized
appreciation/depreciation
from investments still held
as of 1/31/11	$55,362

During the six months ended January 31, 2011, transfers into Level 3 investments out of Level 2 investments were made in the amount of $3,106,005 for Delaware Corporate Bond Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

During the six months ended January 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Delaware Corporate Bond Fund.

During the six months ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Delaware Extended Duration Bond Fund.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2011 and the year ended July 31, 2010 was as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/11*	7/31/10	1/31/11*	7/31/10
Ordinary income	$64,555,590	$45,804,700	$21,208,087	$17,430,173
Long-term capital gains	7,299,940	—	9,158,114	—
Total	$71,855,530	$45,804,700	$30,366,201	$17,430,173

*Tax information for the six months ended January 31, 2011 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2011, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Shares of beneficial interest	$951,192,406	$395,128,485
Distributions payable	(1,268,408)	(568,036)
Post-October losses	—	(1,262,482)
Other temporary differences	(146,307)	(55,902)
Unrealized appreciation of investments
and foreign currencies	32,162,579	11,664,975
Net assets	$981,940,270	$404,907,040

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, straddles, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through January 31, 2011 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, dividends and distributions, foreign capital gains, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Undistributed net investment income	$775,702	$(1,949,065)
Accumulated net realized gain	1,191,850	3,711,447
Paid-in capital	(1,967,552)	(1,762,382)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/11	7/31/10	1/31/11	7/31/10
Shares sold:
Class A	12,425,528	60,801,418	12,008,785	22,984,097
Class B	8,352	49,767	3,814	10,437
Class C	3,383,852	8,191,772	1,272,626	1,432,071
Class R	704,210	941,376	1,141,322	2,319,099
Institutional Class	30,783,453	58,201,643	7,368,059	4,659,277

Shares issued upon reinvestment of dividends and distributions:
Class A	3,945,053	2,649,551	3,346,603	1,978,252
Class B	76,661	55,807	29,007	19,523
Class C	1,248,812	455,847	244,929	91,993
Class R	122,206	65,325	178,358	52,485
Institutional Class	4,186,543	276,079	747,308	249,693
	56,884,670	131,688,585	26,340,811	33,796,927

Shares repurchased:
Class A	(19,286,455)	(80,288,313)	(10,210,668)	(15,151,966)
Class B	(321,980)	(679,104)	(84,630)	(205,164)
Class C	(5,003,904)	(7,730,878)	(1,293,421)	(1,347,983)
Class R	(663,624)	(1,383,742)	(1,645,845)	(297,005)
Institutional Class	(16,753,995)	(8,878,024)	(2,867,552)	(1,927,229)
	(42,029,958)	(98,960,061)	(16,102,116)	(18,929,347)
Net increase	14,854,712	32,728,524	10,238,695	14,867,580

For the six months ended January 31, 2011 and the year ended July 31, 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended				Year Ended
		1/31/11			7/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Corporate Bond Fund	101,741	101,617	$602,099	139,620	139,406	$812,537
Delaware Extended Duration
Bond Fund	16,926	16,879	104,165	47,473	47,393	284,985

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Funds along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of January 31, 2011, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Funds enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures in the normal course of pursuing their investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended January 31, 2011, each Fund entered into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Transactions in options during the six months ended January 31, 2011 for each Fund were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Number of		Number of
	contracts	Premiums	contracts	Premiums
Options outstanding at July 31, 2010	—	$—	—	$—
Options written	30,000,000	2,456,000	12,000,000	982,400
Options expired	—	—	—	—
Options terminated in closing
purchase transactions	—	—	—	—
Options outstanding at January 31, 2011	30,000,000	$2,456,000	12,000,000	$982,400

Swap Contracts — Each Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Funds invest in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

gains or losses on swap contracts. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No interest rate swap contracts were outstanding at January 31, 2011.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, each Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No index swap contracts were outstanding at January 31, 2011.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2011, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

At January 31, 2011, the net unrealized appreciation of credit default swaps for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$1,490,822	$564,364

Delaware Corporate Bond Fund had posted $1,450,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have received $21,440,000 and $9,672,000, respectively, less the value of the contracts’ related reference obligations. The Funds received collateral for certain open derivatives as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cash	$780,000	$310,000
Securities	4,284,000	1,740,000

As disclosed in the footnotes to the statements of net assets, at January 31, 2011, the notional value of the protection sold for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$7,480,000	$3,410,000

This reflects the maximum potential amount the Funds could be required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2011, the net unrealized appreciation of the protection sold for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$287,719	$91,860

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Credit default swaps may involve greater risks than if the Funds had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of January 31, 2011 for each Fund was as follows:

	Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign currency
exchange contracts
(Forward currency contracts)	Receivables and other assets net of liabilities	$26,468	Receivables and other assets net of liabilities	$(46,576)
Interest rate contracts
(Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(5,210,402)
Interest rate contracts
(Swaptions)	Receivables and other assets net of liabilities	138,406	Receivables and other assets net of liabilities	—
Credit contracts
(Swap contracts)	Receivables and other assets net of liabilities	1,490,822	Receivables and other assets net of liabilities	—
Total		$1,655,696		$(5,256,978)

	Delaware Extended Duration Bond Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign currency
exchange contracts
(Forward currency contracts)	Receivables and other assets net of liabilities	$11,057	Receivables and other assets net of liabilities	$(18,078)
Interest rate contracts
(Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(3,888,815)
Interest rate contracts
(Swaptions)
	Receivables and other assets net of liabilities	55,362	Receivables and other assets net of liabilities	—
Credit contracts
(Swap contracts)	Receivables and other assets net of liabilities	564,364	Receivables and other assets net of liabilities	—
Total		$630,783		$(3,906,893)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

The effect of derivative instruments on the statements of operations for the six months ended January 31, 2011 was as follows:

	Delaware Corporate Bond Fund
		Realized Gain	Change in Unrealized
		or Loss on	Appreciation
		Derivatives	or Depreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign currency
exchange contracts
(Forward currency contracts)	Net realized gain on forward currency contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$413,827	$(90,793)
Interest rate contracts
(Futures contracts)	Net realized loss on future contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(461,993)	(6,620,971)
Interest rate contracts
(Swaptions)	Net realized gain on options contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	—	138,406
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(927,917)	2,074,676
Total		$(976,083)	$(4,498,682)

	Delaware Extended Duration Bond Fund
		Realized Gain	Change in Unrealized
		or Loss on	Appreciation
		Derivatives	or Depreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign currency exchange contracts
(Forward currency contracts)	Net realized gain on forward currency contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$166,889	$(34,610)
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	1,925,729	(6,007,112)
Interest rate contracts
(Swaptions)	Net realized gain on options contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	—	55,362
Credit contracts
(Swap contracts)	Net realized loss in on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(452,032)	807,845
Total		$1,640,586	$(5,178,515)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. Each Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan for each Fund is presented below, for which the Funds received collateral, comprised of non-cash collateral and cash collateral. At January 31, 2011, the value of invested collateral for each Fund is also presented below. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral”.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Value of securities on loan	$66,649,689	$33,871,754
Value of invested collateral	69,281,053	35,050,616
Cash collateral	69,515,902	35,149,415
Non-cash collateral	—	125,639

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

10. Credit and Market Risk (continued)

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to January 31, 2011, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Semiannual report Delaware Diversified Floating Rate Fund January 31, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Floating Rate Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type	3
Statement of net assets	4
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	24
Other Fund information	37
About the organization	38

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period August 1, 2010 to January 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2010 to January 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Diversified Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/10	1/31/11	Expense Ratio	8/1/10 to 1/31/11*
Actual Fund return
Class A	$1,000.00	$1,026.50	1.05%	$5.36
Class C	1,000.00	1,022.70	1.80%	9.18
Class R	1,000.00	1,032.40	1.30%	6.66
Institutional Class	1,000.00	1,027.80	0.80%	4.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.91	1.05%	$5.35
Class C	1,000.00	1,016.13	1.80%	9.15
Class R	1,000.00	1,018.65	1.30%	6.61
Institutional Class	1,000.00	1,021.17	0.80%	4.08

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Security type
Delaware Diversified Floating Rate Fund	As of January 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Collateralized Mortgage Obligations	4.42%
Agency Mortgage-Backed Security	0.11%
Convertible Bonds	0.26%
Corporate Bonds	53.93%
Banking	13.18%
Basic Industry	3.01%
Brokerage	2.11%
Communications	9.57%
Consumer Non-Cyclical	6.33%
Electric	3.96%
Energy	5.52%
Finance Companies	3.16%
Insurance	3.25%
Natural Gas	2.13%
Technology	1.62%
Transportation	0.09%
Municipal Bonds	1.08%
Non-Agency Asset-Backed Securities	3.08%
Regional Bond	0.75%
Senior Secured Loans	32.69%
Supranational Bank	0.21%
Convertible Preferred Stock	0.01%
Discount Note	9.72%
Total Value of Securities	106.26%
Liabilities Net of Receivables and Other Assets	(6.26%)
Total Net Assets	100.00%

3

Statement of net assets
Delaware Diversified Floating Rate Fund	January 31, 2011 (Unaudited)

		Principal amount°		Value (U.S.$)
Agency Collateralized Mortgage Obligations – 4.42%
•	Fannie Mae REMICs
	Series 2003-121 FC 0.66% 2/25/28	USD	53,592	$53,591
	Series 2004-36 FA 0.66% 5/25/34		112,201	112,080
	Series 2005-66 FD 0.56% 7/25/35		130,972	130,449
	Series 2005-106 QF 0.77% 12/25/35		741,333	739,063
	Series 2006-105 FB 0.68% 11/25/36		296,646	295,339
	Series 2007-109 NF 0.81% 12/25/37		62,444	62,396
•	Freddie Mac REMICs
	Series 2535 FK 0.661% 10/15/31		12,652	12,650
	Series 3067 FA 0.611% 11/15/35		302,423	300,343
	Series 3239 EF 0.611% 11/15/36		320,837	319,083
	Series 3241 FM 0.611% 11/15/36		51,325	51,070
Total Agency Collateralized Mortgage Obligations
	(cost $2,075,870)			2,076,064

Agency Mortgage-Backed Security – 0.11%
•	Freddie Mac ARM 4.823% 2/1/35		48,306	50,562
Total Agency Mortgage-Backed Security (cost $51,023)				50,562

Convertible Bonds – 0.26%
	Alaska Communications System Holdings 5.75%
	exercise price $12.90, expiration date 3/1/13		6,000	6,135
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27		3,000	2,674
#	Rayonier TRS Holdings 144A 4.50%
	exercise price $50.24, expiration date 8/15/15		10,000	13,013
•	U.S. Bancorp 0.00% exercise price $37.86,
	expiration date 9/20/36		100,000	99,180
Total Convertible Bonds (cost $118,861)				121,002

Corporate Bonds – 53.93%
Banking – 13.18%
	American Express Bank 5.55% 10/17/12		250,000	267,078
•#	Australia & New Zealand Banking Group 144A
	1.042% 1/10/14		350,000	349,795
•	Bank of America 0.582% 6/15/16		460,000	420,714
•	Branch Banking & Trust 0.584% 5/23/17		750,000	687,140
4

		Principal amount°		Value (U.S.$)
Corporate Bonds (continued)
Banking (continued)
•	Citigroup
	0.427% 3/16/12	USD	175,000	$174,024
	0.566% 11/5/14		245,000	236,043
	City National 5.25% 9/15/20		50,000	49,607
•#	CoBank 144A 0.902% 6/15/22		75,000	59,562
•	Credit Suisse 1.263% 1/14/14		250,000	251,374
•	Fifth Third Bank 0.394% 5/17/13		350,000	340,868
•	JPMorgan Chase
	0.632% 6/13/16		750,000	716,637
	5.18% 6/21/12	AUD	100,000	98,405
•	Morgan Stanley 1.903% 1/24/14	USD	475,000	477,473
•	PNC Funding 0.504% 1/31/14		550,000	544,151
•#	Rabobank 144A
	2.053% 4/7/11		100,000	100,455
	11.00% 12/29/49		100,000	129,630
	SVB Financial Group 5.375% 9/15/20		35,000	34,662
•#	Swedbank 144A 0.753% 1/14/13		100,000	99,958
•	U.S. Bank 0.583% 10/14/14		255,000	253,302
•	UBS AG 1.304% 1/28/14		300,000	300,263
•	USB Capital IX 6.189% 4/15/49		35,000	27,755
•	Wachovia 0.673% 10/15/16		585,000	547,224
•	Wachovia Capital Trust II 0.803% 1/15/27		30,000	23,340
				6,189,460
Basic Industry – 3.01%
	ArcelorMittal
	6.125% 6/1/18		100,000	106,539
	9.85% 6/1/19		125,000	160,680
	Dow Chemical
	•2.536% 8/8/11		250,000	252,854
	4.25% 11/15/20		255,000	245,097
	8.55% 5/15/19		20,000	25,004
	Freeport-McMoRan Copper & Gold 8.375% 4/1/17		275,000	306,998
#	Georgia-Pacific 144A 5.40% 11/1/20		270,000	267,059
	Teck Resources
	4.50% 1/15/21		25,000	25,411
	9.75% 5/15/14		19,000	23,315
				1,412,957

5

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S.$)
Corporate Bonds (continued)
Brokerage – 2.11%
•	Credit Suisse USA 0.553% 4/12/13	USD	139,000	$138,466
•	Goldman Sachs Group 0.753% 3/22/16		610,000	581,980
	Lazard Group 7.125% 5/15/15		250,000	272,160
				992,606
Communications – 9.57%
	American Tower
	4.50% 1/15/18		225,000	223,798
	5.05% 9/1/20		55,000	54,361
	Comcast
	5.875% 2/15/18		75,000	83,134
	5.90% 3/15/16		40,000	44,958
	6.30% 11/15/17		50,000	57,313
#	Crown Castle Towers 144A 4.883% 8/15/20		350,000	342,841
	DirecTV Holdings/Financing
	4.60% 2/15/21		200,000	196,607
	7.625% 5/15/16		110,000	122,234
	Level 3 Communications 5.25% 12/15/11		200,000	201,750
#	NBC Universal 144A
	4.375% 4/1/21		230,000	223,009
	5.15% 4/30/20		200,000	206,593
•	Qwest 3.552% 6/15/13		560,000	589,401
	Telecom Italia Capital
	•0.767% 2/1/11		410,000	410,000
	•0.913% 7/18/11		175,000	174,701
	6.173% 6/18/14		55,000	58,667
•	Telefonica Emisiones 0.616% 2/4/13		440,000	432,206
	Time Warner Cable 8.25% 4/1/19		125,000	155,307
	Virgin Media Secured Finance 6.50% 1/15/18		350,000	372,750
#	Vivendi 144A 6.625% 4/4/18		245,000	277,465
•	Vodafone Group
	0.572% 2/27/12		190,000	190,322
	0.642% 6/15/11		75,000	75,094
				4,492,511
Consumer Non-Cyclical – 6.33%
•	Anheuser-Busch InBev Worldwide 0.854% 1/27/14		500,000	501,916
	Bio-Rad Laboratories 4.875% 12/15/20		265,000	259,038
#	Cencosud 144A 5.50% 1/20/21		150,000	147,963
•	Coca-Cola 0.336% 5/15/12		90,000	90,103

6

		Principal amount°		Value (U.S.$)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Genzyme 3.625% 6/15/15	USD	280,000	$289,951
	Hospira 6.40% 5/15/15		50,000	56,664
	Kraft Foods 5.375% 2/10/20		255,000	272,462
	Life Technologies 6.00% 3/1/20		220,000	236,135
	Medco Health Solutions 4.125% 9/15/20		90,000	87,556
	Safeway 3.95% 8/15/20		425,000	399,634
•	Select Medical Holdings 6.237% 9/15/15		50,000	47,750
•	Teva Pharmaceutical Finance III 0.704% 12/19/11		275,000	275,997
•	UnitedHealth Group 1.586% 2/7/11		175,000	175,031
•	Universal Hospital Services 3.834% 6/1/15		35,000	33,163
•#	Wrigley Jr. (W.M.) 144A 1.678% 6/28/11		100,000	100,040
				2,973,403
Electric – 3.96%
#	American Transmission Systems 144A 5.25% 1/15/22		175,000	178,576
	CMS Energy
	•1.253% 1/15/13		300,000	296,625
	6.55% 7/17/17		30,000	32,489
	8.75% 6/15/19		50,000	59,258
•	Columbus Southern Power 0.702% 3/16/12		515,000	516,460
#	Enel Finance International 144A 6.25% 9/15/17		115,000	125,507
•	Georgia Power
	0.573% 1/15/13		250,000	250,242
	0.622% 3/15/13		342,000	343,274
•	Wisconsin Energy 6.25% 5/15/67		55,000	54,933
				1,857,364
Energy – 5.52%
	Anadarko Petroleum 5.95% 9/15/16		160,000	175,700
•	BP Capital Markets
	0.442% 4/11/11		200,000	200,039
	1.302% 3/17/11		40,000	40,050
•	EOG Resources 1.034% 2/3/14		135,000	135,237
	Noble Holding International 3.05% 3/1/16		615,000	617,461
	Petrobras International Finance 5.375% 1/27/21		245,000	247,633
•	Shell International Finance 0.653% 6/22/12		130,000	130,672
•	Total Capital Canada 0.684% 1/17/14		470,000	469,724
	Transocean 6.50% 11/15/20		175,000	190,365

7

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S.$)
Corporate Bonds (continued)
Energy (continued)
	Weatherford International
	4.95% 10/15/13	USD	30,000	$31,999
	5.125% 9/15/20		205,000	207,161
#	Woodside Finance 144A 8.125% 3/1/14		125,000	144,734
				2,590,775
Finance Companies – 3.16%
•#	American Honda Finance 144A 0.656% 11/7/12		250,000	249,912
#	ERAC USA Finance 144A 2.25% 1/10/14		340,000	341,017
•	General Electric Capital 0.486% 5/11/16		600,000	563,496
•	John Deere Capital 1.052% 6/10/11		30,000	30,090
•#	MassMutual Global Funding II 144A 0.803% 9/27/13		300,000	299,837
				1,484,352
Insurance – 3.25%
	American International Group 5.45% 5/18/17		40,000	41,559
•	Berkshire Hathaway
	0.633% 1/10/14		150,000	150,218
	0.716% 2/11/13		185,000	186,115
•	Chubb 6.375% 3/29/67		260,000	276,900
#	Health Care Services 144A 4.70% 1/15/21		160,000	161,832
•	MetLife 1.536% 8/6/13		305,000	309,978
•#	Metropolitan Life Global Funding I 144A 1.053% 1/10/14		400,000	399,191
				1,525,793
Natural Gas – 2.13%
•	Enbridge Energy Partners 8.05% 10/1/37		90,000	95,440
	Energy Transfer Partners 8.50% 4/15/14		180,000	213,419
	Enterprise Products Operating
	3.20% 2/1/16		50,000	50,307
	•7.034% 1/15/68		100,000	104,393
	Kinder Morgan Energy Partners 6.00% 2/1/17		200,000	222,862
	Plains All American Pipeline
	5.00% 2/1/21		120,000	121,074
	8.75% 5/1/19		45,000	56,577
•	TransCanada PipeLines 6.35% 5/15/67		135,000	135,607
				999,679
Technology – 1.62%
•	Hewlett-Packard
	0.406% 3/1/12		100,000	100,126
	0.427% 9/13/12		175,000	175,293

8

		Principal amount°		Value (U.S.$)
Corporate Bonds (continued)
Technology (continued)
•	International Business Machines 0.332% 6/15/12	USD	140,000	$140,076
	National Semiconductor 6.60% 6/15/17		160,000	176,493
	SanDisk 1.50% 8/15/17		14,000	15,313
#	Seagate Technology International 144A 10.00% 5/1/14		130,000	152,425
				759,726
Transportation – 0.09%
	Burlington Northern Santa Fe 3.60% 9/1/20		45,000	42,905
				42,905
Total Corporate Bonds (cost $25,217,928)				25,321,531

Municipal Bonds – 1.08%
•	Kentucky Higher Education Student Loan Revenue
	Series A-1 0.804% 5/1/20		80,000	79,638
•	Missouri Higher Education Loan Authority Student
	Loan Revenue Series A-1 1.134% 8/27/29		70,531	69,905
•	New Jersey Economic Development Authority Revenue
	(Build America Bonds) 1.302% 6/15/13		75,000	74,821
•	New Mexico Educational Assistance Foundation
	Series A3 1.478% 12/1/38		120,000	116,504
•	North Texas Higher Education Authority Student Loan
	Revenue Series A-2 1.203% 7/1/30		75,000	72,181
•	Oklahoma State Student Loan Authority Revenue
	Series A-2A 1.471% 9/1/37		95,000	92,290
Total Municipal Bonds (cost $515,531)				505,339

Non-Agency Asset-Backed Securities – 3.08%
•	American Express Issuance Trust
	Series 2005-2 A 0.331% 8/15/13		25,000	24,962
	Series 2007-2 A 0.511% 7/15/13		200,000	200,298
•	Bank of America Credit Card Trust Series 2008-A5 A5
	1.461% 12/16/13		20,000	20,090
•	Capital One Multi-Asset Execution Trust
	Series 2005-A1 A1 0.331% 1/15/15		200,000	199,530
	Series 2007-A4 A4 0.291% 3/16/15		100,000	99,665
•	Citibank Credit Card Issuance Trust Series 2009-A1 A1
	2.011% 3/17/14		100,000	101,713
•#	Citibank Omni Master Trust Series 2009-A14A A14
	144A 3.011% 8/15/18		250,000	265,706

9

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S.$)
Non-Agency Asset-Backed Securities (continued)
CNH Equipment Trust Series 2010-A A4 2.49% 4/15/30	USD	10,000	$10,234
• Discover Card Master Trust Series 2010-A1 A1
0.911% 9/15/15		100,000	100,721
• Discover Card Master Trust I Series 2005-4 A2
0.351% 6/16/15		200,000	199,294
• MBNA Credit Card Master Note Trust Series 2005-A2 A2
0.341% 10/15/14		100,000	99,844
•# Nissan Master Owner Trust Receivables Series 2010-AA A
144A 1.411% 1/15/15		125,000	126,353
Total Non-Agency Asset-Backed Securities
(cost $1,443,464)			1,448,410

Regional Bond – 0.75%Δ
Canada – 0.75%
• Province of Ontario 0.446% 5/7/13		350,000	349,923
Total Regional Bond (cost $350,406)			349,923

«Senior Secured Loans – 32.69%
Advantage Sales & Marketing 5.25% 11/29/17		195,000	196,532
Affinion Group Tranche B 5.00% 10/7/16		159,486	160,665
AGFS Funding 7.25% 4/21/15		10,000	10,163
AIG
Tranche 1 6.75% 3/17/15		14,423	14,574
Tranche 2 7.00% 3/17/16		10,577	10,765
Alliance HealthCare 5.50% 6/1/16		29,849	30,241
Allied Security Holdings 7.75% 2/23/15		48,967	49,579
Anchor Glass 6.00% 2/3/16		16,406	16,550
Armstrong World Industries Tranche B 5.00% 5/23/17		170,000	172,763
Aspect Software Tranche B 6.25% 5/7/16		24,813	25,061
ATI Holdings 7.00% 3/12/16		24,812	25,092
Autotrader.com Tranche B 4.75% 11/16/16		110,000	111,513
AZ Chem US 6.75% 11/19/16		154,415	157,489
BNY ConvergEx Group
5.25% 11/29/16		140,000	141,558
8.75% 11/29/17		190,000	195,035
Bresnan Broadband Holdings 4.50% 12/6/17		275,000	278,113
Brickman Group Holdings Tranche B 7.25% 10/14/16		165,000	169,125
Burger King Holdings Tranche B 6.25% 10/19/16		345,000	348,191
Butler Schein Animal Health Tranche B 5.50% 12/31/15		34,662	35,009

10

	Principal amount°		Value (U.S.$)
«Senior Secured Loans (continued)
BWAY Holding Tranche B 5.50% 6/16/17	USD	45,486	$45,959
Calpine 7.00% 7/1/17		253,277	256,443
Cengage Learning
2.25% 7/3/14		150,000	147,830
7.50% 7/7/14		74,302	75,219
Charter Communications Operating Tranche B
2.25% 3/6/14		244,552	244,857
8.50% 3/6/14		203,459	209,097
Chester Downs & Marina 12.375% 12/31/16		46,628	47,842
Citadel Broadcasting Tranche B 4.25% 11/29/16		247,500	251,367
CityCenter Holdings 7.50% 1/10/15		400,000	407,831
Clear Channel Communication Tranche B 3.65% 1/29/16		445,000	401,112
CommScope 5.00% 1/3/18		400,000	407,213
Community Health Systems 3.50% 1/25/17		514,338	518,896
Darling International Tranche B 5.00% 11/9/16		245,000	248,063
DaVita Tranche B 4.50% 10/20/16		250,000	253,933
Delta Air Lines 8.75% 9/16/13		49,561	49,953
DineEquity Tranche B 6.00% 10/7/17		185,376	188,890
Dunkin Brands Tranche B 5.75% 11/19/17		175,000	178,026
Energy Future Holdings Tranche B2 6.579% 10/10/14		533,239	440,054
Fifth Third Processing
8.25% 11/3/17		200,000	206,000
Tranche B 5.50% 11/3/16		115,000	116,869
First Data Tranche B2 3.47% 9/24/14		425,000	402,787
Ford Motor Tranche B 5.80% 12/15/13		120,135	120,516
Genon Energy Tranche B 6.00% 6/20/17		189,525	192,875
Getty Images 5.25% 11/4/16		124,688	126,662
Goodman Global Tranche B 5.75% 10/28/16		254,613	257,413
Graham Packaging
Tranche C 6.75% 4/5/14		163,456	166,534
Tranche D 6.00% 9/23/16		49,875	50,880
Gray Television Tranche B 4.25% 12/31/14		110,949	110,137
Grifols Tranche B 6.00% 6/4/16		165,000	167,697
Harrahs Operating Tranche B1 3.00% 1/28/15		275,000	255,808
HCA Tranche B2 3.25% 3/31/17		390,000	395,363
HGI Holdings 6.75% 7/27/17		189,650	193,324
Houghton International Tranche B 6.75% 1/11/16		335,000	341,281
ICL Industrial Containers Tranche C 5.50% 6/16/17		4,264	4,309
InfoGROUP Tranche B 6.25% 3/30/16		24,875	25,196
Intelsat Jackson Tranche B 5.25% 4/3/18		475,000	482,191

11

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S.$)
«Senior Secured Loans (continued)
InVentiv Health 6.50% 8/4/16	USD	99,750	$101,496
JohnsonDiversey Tranche B 5.50% 11/24/15		30,102	30,516
Knology Tranche B 5.50% 10/15/16		235,000	238,526
Level 3 Communications Tranche B 9.62% 3/13/14		50,000	54,125
Live Nation Entertainment Tranche B 4.50% 11/6/16		49,625	50,080
MedAssets Tranche B 5.25% 11/15/16		180,000	182,475
Mediacom Broadband Tranche D 5.50% 3/31/17		275,000	276,925
MGM MIRAGE Tranche E 5.00% 2/21/14		224,699	221,077
Multiplan Tranche B 6.50% 8/26/17		116,436	118,086
NBTY Tranche B 6.25% 10/1/17		100,000	101,583
Novelis Tranche B 5.25% 11/29/16		175,000	178,418
Nuveen Investment
5.50% 5/13/17		260,826	263,488
2nd Lien 12.50% 7/9/15		75,000	81,338
Tranche B 6.70% 11/13/14		69,174	67,829
Phillips-Van Heusen Tranche B 4.75% 5/6/16		26,027	26,120
Pierre Foods 7.00% 9/29/16		99,750	101,143
Pinnacle Foods Finance Tranche D 6.00% 4/2/14		24,974	25,296
Pinofore Tranche B 6.25% 9/21/16		29,599	30,102
PQ 6.79% 7/30/15		410,000	403,645
Prime Healthcare Services Tranche B 7.25% 4/28/15		24,813	24,378
Radnet Management Tranche B 5.75% 4/2/16		124,687	125,123
Remy International Tranche B 6.25% 12/16/16		195,000	198,413
Revlon Consumer Products 6.00% 3/11/15		49,625	50,033
Reynolds & Reynolds 5.25% 4/21/17		21,085	21,322
Reynolds Group Holdings Tranche D 6.50% 5/5/16		250,000	250,606
Rockwood Specialties Group Tranche H 6.00% 5/15/14		300,635	301,988
Roundy’s Supermarkets 10.50% 4/16/16		20,000	20,384
Sinclair Television Group Tranche B 5.50% 10/29/15		244,356	250,058
Smurfit-Stone Container Enterprises 6.75% 6/30/16		24,875	25,067
STP Products Manufacturing Tranche B 6.00% 11/5/16		25,000	25,188
Syniverse Holdings 5.00% 10/28/17		175,000	177,881
TASC Tranche B 5.75% 12/19/14		14,825	14,971
Telepacific 9.50% 8/17/15		74,438	75,647
Toys R Us Delaware Tranche B 6.00% 9/1/16		199,875	202,789
Transdigm Group Tranche B 5.00% 12/26/16		174,000	177,104
UCI International Tranche B 5.50% 7/4/17		15,000	15,270
Universal Health Services Tranche B 5.50% 11/15/16		150,000	152,822
Univision Communications 4.25% 3/29/17		402,376	396,027

12

	Principal amount°		Value (U.S.$)
«Senior Secured Loans (continued)
Visant 7.50% 12/22/16	USD	124,875	$126,920
Wendy’s/Arby’s Restaurants 5.00% 5/19/17		29,850	30,186
Total Senior Secured Loans (cost $15,158,137)			15,350,890

Supranational Bank – 0.21%
• African Development Bank 0.641% 8/4/14		100,000	100,905
Total Supranational Bank (cost $100,609)			100,905

	Number of shares
Convertible Preferred Stock – 0.01%
Bank of America 7.25%		6	5,934
Total Convertible Preferred Stock (cost $5,783)			5,934

	Principal amount°
≠Discount Note – 9.72%
Federal Home Loan Bank 0.10% 2/1/11	USD	4,563,013	4,563,013
Total Discount Note (cost $4,563,013)			4,563,013

Total Value of Securities – 106.26%
(cost $49,600,625)			49,893,573
Liabilities Net of Receivables
and Other Assets – (6.26%)			(2,940,704	)z
Net Assets Applicable to 5,446,771
Shares Outstanding – 100.00%			$46,952,869

Net Asset Value – Delaware Diversified Floating Rate Fund
Class A ($31,535,107 / 3,658,122 Shares)			$8.62
Net Asset Value – Delaware Diversified Floating Rate Fund
Class C ($10,284,019 / 1,193,054 Shares)			$8.62
Net Asset Value – Delaware Diversified Floating Rate Fund
Class R ($5,234 / 602 Shares)			$8.69
Net Asset Value – Delaware Diversified Floating Rate Fund
Institutional Class ($5,128,509 / 594,993 Shares)			$8.62

13

Statement of net assets
Delaware Diversified Floating Rate Fund

Components of Net Assets at January 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$46,678,132
Undistributed net investment income	4,160
Accumulated net realized gain on investments	380
Net unrealized appreciation of investments and foreign currencies	270,197
Total net assets	$46,952,869

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
EUR — European Monetary Unit
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2011.

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $4,762,473 which represented 10.14% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin.
z	Of this amount, $5,066,991 represents payable for securities purchased as of January 31, 2011.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
HSBC — Hong Kong Shanghai Bank
MSC — Morgan Stanley Capital
REMIC — Real Estate Mortgage Investment Conduits
yr — Year

14

Net Asset Value and Offering Price Per Share –
Delaware Diversified Floating Rate Fund
Net asset value Class A (A)	$8.62
Sales charge (2.75% of offering price) (B)	0.24
Offering price	$8.86

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

1The following foreign currency exchange contracts and swap contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
HSBC	AUD	(58,513)	USD	58,139	3/4/11	$51
MSC	EUR	(34,588)	USD	47,436	3/4/11	98
						$149

Swap Contracts

Interest Rate Swap Contracts

		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value	(Paid)	(Paid)	Date	(Depreciation)
Morgan Stanley
3 yr Interest Rate Swap	$550,000	(1.376%)	0.303%	1/6/14	$(2,444)
5 yr Interest Rate Swap	2,000,000	(2.29%)	0.303%	1/4/16	(13,047)
7 yr Interest Rate Swap	1,650,000	(2.938%)	0.303%	1/4/18	(9,788)
10 yr Interest Rate Swap	2,000,000	(3.503%)	0.303%	1/4/21	(6,380)
Total	$6,200,000				$(31,659)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware Diversified Floating Rate Fund	Six Months Ended January 31, 2011 (Unaudited)

Investment Income:
Interest		$243,396

Expenses:
Registration fees	$45,366
Management fees	42,145
Distribution expenses – Class A	14,152
Distribution expenses – Class C	17,261
Distribution expenses – Class R	16
Dividend disbursing and transfer agent fees and expenses	12,179
Reports and statements to shareholders	9,841
Audit and tax	5,692
Pricing fees	5,387
Dues and services	4,159
Accounting and administration expenses	3,323
Legal fees	3,097
Custodian fees	1,959
Trustees’ fees	323
Insurance fees	37
Trustees’ expenses	26
Consulting fees	14	164,977
Less fees waived		(67,199)
Less waived distribution expenses – Class A		(2,359)
Less waived distribution expenses – Class R		(3)
Less expense paid indirectly		(18)
Total operating expenses		95,398
Net Investment Income		147,998

16

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$61,518
Foreign currencies	200
Foreign currency exchange contracts	(9,329)
Swap contracts	32,657
Net realized gain	85,046
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	234,903
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	319,949

Net Increase in Net Assets Resulting from Operations	$467,947

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets
Delaware Diversified Floating Rate Fund

	Six Months	2/26/10*
	Ended	to
	1/31/11	7/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$147,998	$59,232
Net realized gain (loss) on investments and foreign currencies	85,046	(75,520)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	234,903	35,294
Net increase in net assets resulting from operations	467,947	19,006

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(87,950)	(16,446)
Class C	(21,004)	(6,280)
Class R	(19)	(35)
Institutional Class	(44,423)	(36,059)
	(153,396)	(58,820)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,224,233	3,329,802
Class C	8,704,061	1,754,712
Class R	33	5,028
Institutional Class	1,917,532	3,865,434

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	38,995	11,100
Class C	16,362	5,272
Class R	19	41
Institutional Class	42,604	32,117
	39,943,839	9,003,506

18

	Six Months	2/26/10*
	Ended	to
	1/31/11	7/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(877,973)	$(360,801)
Class C	(215,078)	(40,000)
Institutional Class	(284,949)	(490,412)
	(1,378,000)	(891,213)
Increase in net assets derived from capital share transactions	38,565,839	8,112,293
Net Increase in Net Assets	38,880,390	8,072,479

Net Assets:
Beginning of period	8,072,479	—
End of period (including undistributed (distributions
in excess) of net investment income of $4,160
and $(3,336), respectively)	$46,952,869	$8,072,479

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	2/26/102 to
	1/31/111	7/31/10
	(Unaudited)
Net asset value, beginning of period	$8.490	$8.500

Income (loss) from investment operations:
Net investment income3	0.080	0.088
Net realized and unrealized gain (loss) on investments and
foreign currencies	0.144	(0.014)
Total from investment operations	0.224	0.074

Less dividends and distributions from:
Net investment income	(0.094)	(0.084)
Total dividends and distributions	(0.094)	(0.084)

Net asset value, end of period	$8.620	$8.490

Total return4	2.65%	0.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,535	$2,959
Ratio of expenses to average net assets	1.05%	1.04%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.90%	4.92%
Ratio of net investment income to average net assets	1.84%	2.43%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.99%	(1.45% )
Portfolio turnover	32%	39%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during both periods shown reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	2/26/102 to
	1/31/111	7/31/10
	(Unaudited)
Net asset value, beginning of period	$8.490	$8.500

Income (loss) from investment operations:
Net investment income3	0.049	0.062
Net realized and unrealized gain (loss) on investments and foreign currencies	0.143	(0.014)
Total from investment operations	0.192	0.048

Less dividends and distributions from:
Net investment income	(0.062)	(0.058)
Total dividends and distributions	(0.062)	(0.058)

Net asset value, end of period	$8.620	$8.490

Total return4	2.27%	0.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,284	$1,714
Ratio of expenses to average net assets	1.80%	1.79%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.60%	5.62%
Ratio of net investment income to average net assets	1.09%	1.68%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	0.29%	(2.15% )
Portfolio turnover	32%	39%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during both periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	2/26/102 to
	1/31/111	7/31/10
	(Unaudited)
Net asset value, beginning of period	$8.500	$8.500

Income (loss) from investment operations:
Net investment income3	0.069	0.079
Net realized and unrealized gain (loss) on investments and foreign currencies	0.205	(0.004)
Total from investment operations	0.274	0.075

Less dividends and distributions from:
Net investment income	(0.084)	(0.075)
Total dividends and distributions	(0.084)	(0.075)

Net asset value, end of period	$8.690	$8.500

Total return4	3.24%	0.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5	$5
Ratio of expenses to average net assets	1.30%	1.29%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.20%	5.22%
Ratio of net investment income to average net assets	1.59%	2.18%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	0.69%	(1.75% )
Portfolio turnover	32%	39%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during both periods shown reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	2/26/102 to
	1/31/111	7/31/10
	(Unaudited)
Net asset value, beginning of period	$8.490	$8.500

Income (loss) from investment operations:
Net investment income3	0.091	0.098
Net realized and unrealized gain (loss) on investments and
foreign currencies	0.144	(0.016)
Total from investment operations	0.235	0.082

Less dividends and distributions from:
Net investment income	(0.105)	(0.092)
Total dividends and distributions	(0.105)	(0.092)

Net asset value, end of period	$8.620	$8.490

Total return4	2.78%	0.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,129	$3,394
Ratio of expenses to average net assets	0.80%	0.79%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.60%	4.62%
Ratio of net investment income to average net assets	2.09%	2.68%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.29%	(1.15% )
Portfolio turnover	32%	39%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during both periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.
23

Notes to financial statements
Delaware Diversified Floating Rate Fund	January 31, 2011 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — U.S. government and agency securities are valued at the mean between the bid and ask prices. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

24

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for the open tax year ended July 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Fund held no investments in repurchase agreements.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon

25

Notes to financial statements
Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2011, the Fund earned $18 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on

26

the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses and certain nonroutine expenses), do not exceed 0.80% of average daily net assets of the Fund through November 28, 2011. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2011, the Fund was charged $419 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through November 28, 2011, to no more than 0.25% and 0.50% of average daily net assets, respectively.

At January 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$5,704
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,476
Distribution fees payable to DDLP	12,770
Other expenses payable to DMC and affiliates*	1,901

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

27

Notes to financial statements
Delaware Diversified Floating Rate Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2011, the Fund was charged $57 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2011, DDLP earned $1,122 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2011, DDLP received gross CDSC commissions of $268 on redemption of the Fund’s Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2011, the Fund made purchases of $41,193,392 and sales of $5,211,098 of investment securities other than short-term investments.

At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments for federal income tax purposes was $49,605,977. At January 31, 2011, net unrealized appreciation was $287,596, of which $354,915 related to unrealized appreciation of investments and $67,319 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

28

observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2011:

Level 2
Agency, Asset-Backed & Mortgage-Backed Securities	$3,575,036
Corporate Debt	40,799,357
Discount Note	4,563,013
Foreign Debt	450,828
Municipal Bonds	505,339
Total	$49,893,573

Foreign Currency Exchange Contracts	$149
Swap Contracts	$(31,659)

There were no Level 1 or Level 3 investments at the beginning or end of the period.

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2011 and the period February 26, 2010 through July 31, 2010 was as follows:

	Six Months	2/26/10**
	Ended	to
	1/31/11*	7/31/10
Ordinary income	$153,396	$58,820

*	Tax information for the period ended January 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

**	Date of commencement of operations

29

Notes to financial statements
Delaware Diversified Floating Rate Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$46,678,132
Distributions payable	(17,755)
Realized gains 8/1/10 - 1/31/11	73,562
Post-October currency losses	(840)
Capital loss carryforwards as of 7/31/10	(67,830)
Unrealized appreciation of investments and foreign currencies	287,600
Net assets	$46,952,869

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payable, mark-to-market of forward foreign currency contracts, tax treatment of interest rate swap contracts and tax treatment of market discount and premium on debt instrument.

Post-October losses represent losses realized on foreign currency transactions from November 1, 2010 through July 31, 2011 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, gain (loss) on foreign currency transactions, interest rate swap contracts, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$12,894
Accumulated net realized gain	(12,894)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2010 will expire as follows: $67,830 expires in 2018.

For the six months ended January 31, 2011, the Fund had capital gains of $73,562 which may reduce the capital loss carryforwards.

30

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	2/26/10*
	Ended	to
	1/31/11	7/31/10
Shares sold:
Class A	3,407,645	390,040
Class C	1,014,469	206,104
Class R	3	592
Institutional Class	223,408	454,149

Shares issued upon reinvestment of dividends and distributions:
Class A	4,550	1,312
Class C	1,911	623
Class R	2	5
Institutional Class	4,984	3,778
	4,656,972	1,056,603

Shares repurchased:
Class A	(102,702)	(42,723)
Class C	(25,315)	(4,738)
Institutional Class	(33,221)	(58,105)
	(161,238)	(105,566)
Net increase	4,495,734	951,037

*Date of commencement of operations.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of January 31, 2011, or at any time during the period then ended.

31

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap

32

contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2011, the Fund did not enter into CDS contracts as a purchaser of protection or seller of protection.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

33

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

Fair values of derivative instruments as of January 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair value	Assets Location	Fair value
Foreign exchange contracts
(Forward currency contracts)	Liabilities net of receivables and other assets	$149	Liabilities net of receivables and other assets	$—
Credit contracts
(Swaps contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(31,659)
Total		$149		$(31,659)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2011 was as follows:

			Change in Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Forward currency contracts)	Net realized loss on forward currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(9,329)	$(45)
Credit contracts
(Swaps contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	32,657	(44,335)
Total		$23,328	$(44,380)

34

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of January 31, 2011.

35

Notes to financial statements
Delaware Diversified Floating Rate Fund

10. Credit and Market Risk

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

36

Other Fund information
(Unaudited)
Delaware Diversified Floating Rate Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal period ending July 31, 2010. Because the Fund launched on February 26, 2010, E&Y has not issued any audit reports for the Fund. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

37

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Floating Rate Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

38

Semiannual report Delaware High-Yield Opportunities Fund January 31, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type	3
Statement of net assets	4
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	30
Other Fund information	41
About the organization	42

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period August 1, 2010 to January 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2010 to January 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/10	1/31/11	Expense Ratio	8/1/10 to 1/31/11*
Actual Fund return
Class A	$1,000.00	$1,102.10	1.11%	$5.88
Class B	1,000.00	1,098.30	1.81%	9.57
Class C	1,000.00	1,098.10	1.81%	9.57
Class R	1,000.00	1,100.80	1.31%	6.94
Institutional Class	1,000.00	1,103.70	0.81%	4.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.61	1.11%	$5.65
Class B	1,000.00	1,016.08	1.81%	9.20
Class C	1,000.00	1,016.08	1.81%	9.20
Class R	1,000.00	1,018.60	1.31%	6.67
Institutional Class	1,000.00	1,021.12	0.81%	4.13

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Security type
Delaware High-Yield Opportunities Fund	As of January 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Convertible Bonds	0.72%
Corporate Bonds	89.45%
Basic Industry	8.26%
Brokerage	0.87%
Capital Goods	7.39%
Consumer Cyclical	10.09%
Consumer Non-Cyclical	8.81%
Energy	10.31%
Finance & Investments	7.26%
Media	7.14%
Real Estate	0.36%
Services Cyclical	8.00%
Services Non-Cyclical	3.11%
Technology & Electronics	4.07%
Telecommunications	11.07%
Utilities	2.71%
Senior Secured Loans	2.31%
Common Stock	0.44%
Convertible Preferred Stock	0.28%
Preferred Stocks	0.96%
Warrants	0.00%
Discount Note	4.00%
Securities Lending Collateral	18.68%
Total Value of Securities	116.84%
Obligation to Return Securities Lending Collateral	(18.77%)
Receivables and Other Assets Net of Liabilities	1.93%
Total Net Assets	100.00%

3

Statement of net assets
Delaware High-Yield Opportunities Fund	January 31, 2011 (Unaudited)

		Principal
		amount (U.S. $)	Value (U.S. $)
Convertible Bonds – 0.72%
*	Leap Wireless International 4.50%
	exercise price $93.21, expiration date 7/15/14	$3,013,000	$2,802,090
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/15/27	1,365,000	1,216,556
†	Mirant (Escrow) 2.50%
	exercise price $67.95, expiration date 6/15/21	1,685,000	0
Total Convertible Bonds (cost $3,895,637)			4,018,646

Corporate Bonds – 89.45%
Basic Industry – 8.26%
*	AK Steel 7.625% 5/15/20	1,981,000	2,030,525
*#	Algoma Acquisition 144A 9.875% 6/15/15	2,997,000	2,719,778
#	Appleton Papers 144A 10.50% 6/15/15	1,809,000	1,867,793
	Century Aluminum 8.00% 5/15/14	1,779,500	1,855,129
#	FMG Resources August 2006 144A
	6.875% 2/1/18	1,475,000	1,484,219
	7.00% 11/1/15	2,629,000	2,727,588
*#	Hexion US/Nova Scotia Finance 144A 9.00% 11/15/20	2,008,000	2,148,560
	Lyondell Chemical 11.00% 5/1/18	2,300,000	2,633,500
#	MacDermid 144A 9.50% 4/15/17	2,521,000	2,703,773
	Millar Western Forest Products 7.75% 11/15/13	2,341,000	2,311,738
	Momentive Performance Materials
	*11.50% 12/1/16	1,584,000	1,722,600
	#144A 9.00% 1/15/21	2,944,000	3,142,719
#	Nalco 144A 6.625% 1/15/19	3,000,000	3,146,249
•	Noranda Aluminum Acquisition PIK 5.193% 5/15/15	1,478,047	1,396,754
#	Novelis 144A
	8.375% 12/15/17	648,000	701,460
	8.75% 12/15/20	3,215,000	3,508,368
#	PE Paper Escrow 144A 12.00% 8/1/14	1,055,000	1,231,043
=@	Port Townsend 12.431% 8/27/12	962,902	438,120
	Ryerson
	•7.662% 11/1/14	935,000	906,950
	12.00% 11/1/15	2,158,000	2,298,270
*#	Steel Dynamics 144A 7.625% 3/15/20	1,659,000	1,783,425
*	Verso Paper Holdings 11.375% 8/1/16	3,363,000	3,640,447
			46,399,008

4

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Brokerage – 0.87%
	E Trade Financial PIK 12.50% 11/30/17	$4,107,000	$4,902,731
			4,902,731
Capital Goods – 7.39%
#	Associated Materials 144A 9.125% 11/1/17	1,833,000	1,975,058
*#	Berry Plastics 144A 9.75% 1/15/21	2,706,000	2,841,300
	Casella Waste Systems
	9.75% 2/1/13	2,068,000	2,099,020
	11.00% 7/15/14	1,224,000	1,380,060
	#144A 7.75% 2/15/19	2,985,000	3,067,087
*#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	3,910,000	4,002,862
#	DAE Aviation Holdings 144A 11.25% 8/1/15	2,060,000	2,168,150
#	Darling International 144A 8.50% 12/15/18	1,320,000	1,432,200
*	Graham Packaging/GPC Capital I 8.25% 10/1/18	2,243,000	2,397,206
	Manitowoc
	8.50% 11/1/20	1,470,000	1,591,275
	*9.50% 2/15/18	2,138,000	2,378,525
	Mueller Water Products 7.375% 6/1/17	605,000	590,631
#	Plastipak Holdings 144A 10.625% 8/15/19	883,000	997,790
	Ply Gem Industries 13.125% 7/15/14	2,500,000	2,737,500
#	Polypore International 144A 7.50% 11/15/17	2,548,000	2,649,920
	Pregis 12.375% 10/15/13	2,741,000	2,747,853
*	RBS Global/Rexnord 11.75% 8/1/16	2,170,000	2,357,163
	Susser Holdings/Finance 8.50% 5/15/16	2,110,000	2,289,350
	TriMas 9.75% 12/15/17	1,603,000	1,775,323
			41,478,273
Consumer Cyclical – 10.09%
*	American Axle & Manufacturing 7.875% 3/1/17	2,469,000	2,586,278
	ArvinMeritor
	*8.125% 9/15/15	2,240,000	2,399,600
	10.625% 3/15/18	1,289,000	1,475,905
	Beazer Homes USA
	*9.125% 6/15/18	765,000	780,300
	*#144A 9.125% 5/15/19	3,285,000	3,342,488
	Burlington Coat Factory Investment Holdings
	14.50% 10/15/14	4,266,000	4,511,294
*#	CityCenter Holdings 144A 7.625% 1/15/16	1,130,000	1,161,075
*	CKE Restaurants 11.375% 7/15/18	2,098,000	2,370,740

5

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Dana Holding 6.75% 2/15/21	$2,240,000	$2,284,800
	Dave & Buster’s 11.00% 6/1/18	1,984,000	2,217,120
#	DineEquity 144A 9.50% 10/30/18	550,000	594,688
*#	Dunkin Finance 144A 9.625% 12/1/18	2,448,000	2,509,200
*	Ford Motor 7.45% 7/16/31	3,619,000	3,968,746
	Ford Motor Credit 12.00% 5/15/15	2,765,000	3,508,821
*	Goodyear Tire & Rubber 8.25% 8/15/20	2,545,000	2,678,613
*#	Interface 144A 7.625% 12/1/18	1,837,000	1,933,443
	K Hovnanian Enterprises 7.50% 5/15/16	943,000	716,680
*	Lear 8.125% 3/15/20	2,400,000	2,658,000
#	M/I Homes 144A 8.625% 11/15/18	3,883,000	3,955,805
	Norcraft Finance 10.50% 12/15/15	1,413,000	1,515,443
	Norcraft Holdings/Capital 9.75% 9/1/12	1,921,000	1,935,408
*	OSI Restaurant Partners 10.00% 6/15/15	1,575,000	1,669,500
	Quiksilver 6.875% 4/15/15	3,340,000	3,314,950
	Standard Pacific 10.75% 9/15/16	1,013,000	1,190,275
	Wynn Las Vegas 7.75% 8/15/20	1,300,000	1,384,500
			56,663,672
Consumer Non-Cyclical – 8.81%
*#	Accellent 144A 10.00% 11/1/17	1,433,000	1,415,088
	Alere 9.00% 5/15/16	1,304,000	1,380,610
#	Armored Autogroup 144A 9.25% 11/1/18	2,829,000	2,917,406
	BioScrip 10.25% 10/1/15	1,919,000	2,043,735
*#	Bumble Bee Acquisition 144A 9.00% 12/15/17	1,750,000	1,874,688
	Cott Beverages 8.375% 11/15/17	1,222,000	1,327,398
*	Dean Foods 7.00% 6/1/16	2,797,000	2,699,105
	Diversey Holdings 10.50% 5/15/20	4,034,446	4,710,215
#	DJO Finance 144A 9.75% 10/15/17	3,816,000	4,016,339
#	Lantheus Medical Imaging 144A 9.75% 5/15/17	2,494,000	2,687,285
	LVB Acquisition 11.625% 10/15/17	2,505,000	2,843,175
#	Mylan 144A 6.00% 11/15/18	1,275,000	1,306,875
#	NBTY 144A 9.00% 10/1/18	3,172,000	3,433,689
#	Novasep Holding 144A 9.75% 12/15/16	2,115,000	1,639,125
*	Pinnacle Foods Finance 10.625% 4/1/17	1,673,000	1,811,023
#	Quintiles Transnational PIK 144A 9.50% 12/30/14	952,000	978,180
#	Reynolds Group Issuer 144A
	8.25% 2/15/21	820,000	831,275
	9.00% 4/15/19	2,590,000	2,732,450

6

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Scotts Miracle-Gro 6.625% 12/15/20	$1,275,000	$1,290,938
*	Supervalu 8.00% 5/1/16	1,521,000	1,490,580
	Tops Markets 10.125% 10/15/15	1,180,000	1,244,900
*#	Viskase 144A 9.875% 1/15/18	2,460,000	2,601,451
	Yankee Acquisition 9.75% 2/15/17	2,070,000	2,183,850
			49,459,380
Energy – 10.31%
#	American Petroleum Tankers 144A 10.25% 5/1/15	2,195,000	2,296,519
	Antero Resources Finance 9.375% 12/1/17	1,523,000	1,610,573
	Aquilex Holdings/Finance 11.125% 12/15/16	2,001,000	2,076,038
*	Chaparral Energy 8.50% 12/1/15	1,768,000	1,843,140
	Chesapeake Energy
	7.25% 12/15/18	163,000	174,410
	*9.50% 2/15/15	1,176,000	1,381,800
	Complete Production Service 8.00% 12/15/16	1,073,000	1,134,698
	Copano Energy/Finance 7.75% 6/1/18	1,525,000	1,586,000
*	Crosstex Energy/Finance 8.875% 2/15/18	1,715,000	1,865,063
	Headwaters 11.375% 11/1/14	1,927,000	2,158,240
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	2,820,000	2,953,949
*#	Hercules Offshore 144A 10.50% 10/15/17	2,149,000	1,901,865
#	Hilcorp Energy I 144A 8.00% 2/15/20	2,394,000	2,609,460
	Holly 9.875% 6/15/17	1,613,000	1,786,398
*	International Coal Group 9.125% 4/1/18	3,727,000	4,081,064
	Key Energy Services 8.375% 12/1/14	1,480,000	1,583,600
#	Laredo Petroleum 144A 9.50% 2/15/19	3,010,000	3,145,449
#	Linn Energy/Finance 144A 8.625% 4/15/20	1,924,000	2,116,400
*#	Murray Energy 144A 10.25% 10/15/15	2,404,000	2,560,260
*#	NFR Energy/Finance 144A 9.75% 2/15/17	2,380,000	2,391,900
#	Oasis Petroleum 144A 7.25% 2/1/19	910,000	928,200
#	Offshore Group Investments 144A 11.50% 8/1/15	1,760,000	1,966,800
	OPTI Canada
	7.875% 12/15/14	1,833,000	1,104,383
	8.25% 12/15/14	2,896,000	1,752,080
	PetroHawk Energy
	7.875% 6/1/15	2,125,000	2,263,125
	#144A 7.25% 8/15/18	460,000	474,950
	Petroleum Development 12.00% 2/15/18	1,992,000	2,255,940
	Pioneer Drilling 9.875% 3/15/18	1,081,000	1,174,236

7

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Quicksilver Resources 7.125% 4/1/16	$1,696,000	$1,636,640
	SandRidge Energy
	*8.75% 1/15/20	454,000	485,780
	#144A 9.875% 5/15/16	1,700,000	1,870,000
#	SM Energy 144A 6.625% 2/15/19	700,000	700,000
			57,868,960
Finance & Investments – 7.26%
*	Ally Financial 8.175% 5/15/58	2,253,000	2,467,035
•	American International Group 8.175% 5/15/58	3,558,000	3,993,855
	Express Finance 8.75% 3/1/18	1,475,000	1,581,938
•	Fifth Third Capital Trust IV 6.50% 4/15/37	2,780,000	2,745,250
•	Genworth Financial 6.15% 11/15/66	4,527,000	3,565,013
•#	HBOS Capital Funding 144A 6.071% 6/29/49	2,807,000	2,456,125
•#	ILFC E-Capital Trust I 144A 5.96% 12/21/65	2,460,000	1,993,190
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	4,420,000	3,624,400
*•#	Liberty Mutual Group 144A 7.00% 3/15/37	2,811,000	2,668,766
	Nuveen Investments
	10.50% 11/15/15	4,580,000	4,740,299
	#144A 10.50% 11/15/15	1,270,000	1,314,450
#	Pinafore 144A 9.00% 10/1/18	2,600,000	2,882,750
•	SunTrust Capital VIII 6.10% 12/15/36	4,345,000	4,173,520
*•∏	XL Capital 6.50% 12/29/49	2,782,000	2,542,192
			40,748,783
Media – 7.14%
#	Affinion Group 144A 7.875% 12/15/18	3,233,000	3,156,216
*	Cablevision Systems 8.00% 4/15/20	1,220,000	1,329,800
	CCO Holdings
	*8.125% 4/30/20	3,412,000	3,650,839
	#144A 7.00% 1/15/19	300,000	303,000
#	Columbus International 144A 11.50% 11/20/14	2,795,000	3,165,338
#	InVentiv Health 144A 10.00% 8/15/18	2,405,000	2,441,075
	MDC Partners 11.00% 11/1/16	2,408,000	2,660,840
*#	Nexstar Broadcasting 144A 8.875% 4/15/17	2,156,000	2,333,870
	Nielsen Finance
	11.50% 5/1/16	315,000	368,944
	11.625% 2/1/14	201,000	235,421
	#144A 7.75% 10/15/18	2,003,000	2,158,233

8

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
*#	Ono Finance II 144A 10.875% 7/15/19	$2,660,000	$2,773,050
#	Sinclair Television Group 144A 9.25% 11/1/17	1,461,000	1,618,058
#	Sitel Finance 144A 11.50% 4/1/18	2,162,000	1,945,800
#	UPC Holding 144A 9.875% 4/15/18	2,065,000	2,297,313
	Visant 10.00% 10/1/17	1,454,000	1,548,510
#	XM Satellite Radio Holdings 144A
	7.625% 11/1/18	2,115,000	2,204,888
	13.00% 8/1/13	4,950,000	5,915,249
			40,106,444
Real Estate – 0.36%
*	Felcor Lodging 10.00% 10/1/14	1,757,000	1,998,588
			1,998,588
Services Cyclical – 8.00%
#	Delta Air Lines 144A 12.25% 3/15/15	2,042,000	2,322,775
#	Equinox Holdings 144A 9.50% 2/1/16	2,120,000	2,279,000
*	General Maritime 12.00% 11/15/17	2,121,000	2,020,253
*	Harrah’s Operating 10.00% 12/15/18	6,156,000	5,617,349
#	Icon Health & Fitness 144A 11.875% 10/15/16	1,314,000	1,363,275
	Kansas City Southern de Mexico 8.00% 2/1/18	1,850,000	2,023,438
#	Marina District Finance 144A 9.875% 8/15/18	1,285,000	1,313,913
*	MGM Resorts International 11.375% 3/1/18	7,426,000	8,335,684
*	Mohegan Tribal Gaming Authority
	6.875% 2/15/15	538,000	384,670
	7.125% 8/15/14	1,368,000	984,960
	NCL
	11.75% 11/15/16	2,289,000	2,735,355
	#144A 9.50% 11/15/18	1,138,000	1,226,195
	Northwest Airlines 10.00% 2/1/11	575,000	1,941
*	Peninsula Gaming 10.75% 8/15/17	2,351,000	2,603,733
*	Pinnacle Entertainment 8.75% 5/15/20	2,446,000	2,611,105
#	Shingle Springs Tribal Gaming Authority 144A
	9.375% 6/15/15	2,684,000	1,838,540
#	Swift Services Holdings 144A 10.00% 11/15/18	2,255,000	2,449,494
*#	Swift Transportation 144A 12.50% 5/15/17	1,596,000	1,731,660
#	United Air Lines 144A 12.00% 11/1/13	2,774,000	3,079,139
			44,922,479

9

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services Non-Cyclical – 3.11%
	Alion Science & Technology PIK 12.00% 11/1/14	$1,756,201	$1,848,402
	Cardtronics 8.25% 9/1/18	1,055,000	1,142,038
*#	HCA Holdings 144A 7.75% 5/15/21	2,600,000	2,723,500
#	Multiplan 144A 9.875% 9/1/18	2,939,000	3,177,793
#	PHH 144A 9.25% 3/1/16	2,114,000	2,277,835
	Radiation Therapy Services 9.875% 4/15/17	2,410,000	2,446,150
#	Radnet Management 144A 10.375% 4/1/18	2,094,000	2,062,590
	RSC Equipment Rental
	10.25% 11/15/19	203,000	226,345
	#144A 8.25% 2/1/21	1,500,000	1,541,250
			17,445,903
Technology & Electronics – 4.07%
#	Allen Systems Group 144A 10.50% 11/15/16	2,783,000	2,894,319
*	Amkor Technology 7.375% 5/1/18	1,300,000	1,363,375
#	Aspect Software 144A 10.625% 5/15/17	2,259,000	2,366,303
*	First Data 9.875% 9/24/15	2,275,000	2,280,688
#	International Wire Group 144A 9.75% 4/15/15	2,055,000	2,168,025
	MagnaChip Semiconductor/Finance 10.50% 4/15/18	1,629,000	1,779,683
#	MedAssets 144A 8.00% 11/15/18	1,276,000	1,327,040
*	NXP BV Funding 9.50% 10/15/15	3,500,000	3,758,124
	Sanmina-SCI 8.125% 3/1/16	884,000	919,360
#	Seagate HDD Cayman 144A 7.75% 12/15/18	1,890,000	1,946,700
*	SunGard Data Systems 10.25% 8/15/15	1,950,000	2,059,688
			22,863,305
Telecommunications – 11.07%
=‡@	Allegiance Telecom 11.75% 2/15/11	2,300,000	0
#	Buccaneer Merger 144A 9.125% 1/15/19	2,185,000	2,337,950
#	Clearwire Communications/Finance 144A
	12.00% 12/1/15	10,912,000	11,948,638
*#	Digicel Group 144A 10.50% 4/15/18	3,470,000	3,882,063
	Global Crossing 12.00% 9/15/15	2,940,000	3,395,700
	GXS Worldwide 9.75% 6/15/15	2,678,000	2,684,695
	Intelsat 6.50% 11/1/13	1,457,000	1,546,241
	Intelsat Bermuda
	11.25% 2/4/17	4,899,000	5,523,623
	PIK 11.50% 2/4/17	2,778,473	3,181,352
	Level 3 Financing 10.00% 2/1/18	2,738,000	2,751,690

10

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
*	MetroPCS Wireless 7.875% 9/1/18	$1,064,000	$1,117,200
	NII Capital 10.00% 8/15/16	1,732,000	1,948,500
*	PAETEC Holding 9.50% 7/15/15	1,932,000	2,033,430
	Sprint Capital 8.75% 3/15/32	4,381,000	4,583,621
#	Telcordia Technologies 144A 11.00% 5/1/18	4,282,000	4,688,790
	Telesat Canada
	11.00% 11/1/15	1,071,000	1,207,553
	12.50% 11/1/17	1,483,000	1,801,845
*	Virgin Media Finance 8.375% 10/15/19	1,245,000	1,385,063
*	West 11.00% 10/15/16	2,224,000	2,438,060
#	Wind Acquisition Finance 144A 11.75% 7/15/17	3,245,000	3,715,525
			62,171,539
Utilities – 2.71%
	AES
	*7.75% 3/1/14	300,000	327,000
	8.00% 6/1/20	1,633,000	1,788,135
	9.75% 4/15/16	323,000	373,873
	Dynergy Holdings 7.75% 6/1/19	1,901,000	1,373,473
	Edison Mission Energy 7.00% 5/15/17	1,575,000	1,299,375
	Elwood Energy 8.159% 7/5/26	1,367,295	1,365,586
	Energy Future Intermediate Holding 10.00% 12/1/20	2,319,000	2,471,138
#	GenOn Escrow 144A 9.50% 10/15/18	1,564,000	1,644,155
*	Mirant Americas Generation 8.50% 10/1/21	2,705,000	2,867,299
•	Puget Sound Energy 6.974% 6/1/67	1,704,000	1,679,394
			15,189,428
Total Corporate Bonds (cost $470,354,961)			502,218,493

«Senior Secured Loans – 2.31%
	Clear Channel Communication Tranche B
	3.65% 1/29/16	3,090,000	2,785,249
	Del Monte Foods 8.75% 11/28/11	2,645,000	2,645,000
	Harrahs Operating Tranche B1 3.00% 1/28/15	1,070,000	995,325
	PQ 6.79% 7/30/15	2,504,000	2,465,188
	Texas Competitive Electric Holdings Tranche B2
	6.579% 10/10/14	4,955,993	4,089,933
Total Senior Secured Loans (cost $12,025,879)			12,980,695

11

Statement of net assets
Delaware High-Yield Opportunities Fund

		Number of shares	Value (U.S. $)
Common Stock – 0.44%
†	Alliance HealthCare Service	107,528	$450,542
=∏†	Avado Brands	10,210	0
=†	Calpine	2,490,000	0
=†	Century Communications	4,250,000	0
†	Delta Air Lines	208	2,427
†	DIRECTV Class A	19,150	811,769
†	Flextronics International	49,950	399,101
†	GenOn Energy	5,032	20,832
†	GeoEye	7,900	315,368
*†	Mobile Mini	22,073	451,172
=∏†	PT Holdings	3,285	33
†	USgen	1,950,000	0
Total Common Stock (cost $5,186,800)			2,451,244

Convertible Preferred Stock – 0.28%
	Sandridge Energy 8.50% exercise price $8.01,
	expiration date 12/31/49	13,250	1,580,725
Total Convertible Preferred Stock (cost $1,123,173)			1,580,725

Preferred Stocks – 0.96%
#	Ally Financial 144A	5,600	5,381,600
=†	PT Holdings	657	0
Total Preferred Stocks (cost $5,291,430)			5,381,600

Warrants – 0.00%
	Alion Science & Technology	1,835	18
=†	PT Holdings	657	7
Total Warrants (cost $15,768)			25

		Principal
		amount (U.S. $)
≠Discount Note – 4.00%
	Federal Home Loan Bank 0.10% 2/1/11	$22,491,063	22,491,063
Total Discount Note (cost $22,491,063)			22,491,063

Total Value of Securities Before Securities
	Lending Collateral – 98.16% (cost $520,384,711)		551,122,491

12

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 18.68%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	408,891	$393,149
Delaware Investments Collateral Fund No. 1	104,453,957	104,453,957
@†Mellon GSL Reinvestment Trust II	514,615	0
Total Securities Lending Collateral (cost $105,377,463)		104,847,106

Total Value of Securities – 116.84%
(cost $625,762,174)		655,969,597 ©
Obligation to Return Securities
Lending Collateral** – (18.77%)		(105,377,463)
Receivables and Other Assets
Net of Liabilities – 1.93%		10,844,924
Net Assets Applicable to 133,285,413
Shares Outstanding – 100.00%		$561,437,058

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($389,805,645 / 92,566,508 Shares)		$4.21
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($9,282,113 / 2,204,878 Shares)		$4.21
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($48,283,991 / 11,447,891 Shares)		$4.22
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($16,395,012 / 3,880,682 Shares)		$4.22
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($97,670,297 / 23,185,454 Shares)		$4.21

Components of Net Assets at January 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$588,879,278
Undistributed net investment income		158,107
Accumulated net realized loss on investments		(57,807,429)
Net unrealized appreciation of investments		30,207,102
Total net assets		$561,437,058
13

Statement of net assets
Delaware High-Yield Opportunities Fund

*	Fully or partially on loan.
†	Non income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $232,376,420, which represented 41.39% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $438,160, which represented 0.08% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $438,120, which represented 0.08% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At January 31, 2011, the aggregate amount of restricted securities was $2,542,225 or 0.45% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
«	Senior Secured Loans generally pay interest at rates which are periodically redefined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2011.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $128,720,494 of securities loaned.

PIK — Pay-in-kind

14

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$4.21
Sales charge (4.50% of offering price) (B)	0.20
Offering price	$4.41

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware High-Yield Opportunities Fund	Six months ended January 31, 2011 (Unaudited)

Investment Income:
Interest	$22,429,820
Dividends	298,143
Securities lending income	254,547	$22,982,510

Expenses:
Management fees	1,630,352
Distribution expenses – Class A	535,296
Distribution expenses – Class B	48,936
Distribution expenses – Class C	204,931
Distribution expenses – Class R	47,005
Dividend disbursing and transfer agent fees and expenses	367,150
Accounting and administration expenses	99,134
Registration fees	57,002
Legal fees	26,623
Reports and statements to shareholders	26,393
Insurance fees	23,835
Dues and services	17,053
Audit and tax	16,502
Trustees’ fees	13,407
Custodian fees	5,981
Consulting fees	4,587
Pricing fees	2,618
Trustees’ expenses	2,174	3,128,979
Less fees waived		(245,568)
Less waived distribution expenses – Class R		(7,834)
Less expense paid indirectly		(908)
Total operating expenses		2,874,669
Net Investment Income		20,107,841

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		13,433,349
Net change in unrealized appreciation/depreciation of investments		15,128,387
Net Realized and Unrealized Gain on Investments		28,561,736

Net Increase in Net Assets Resulting from Operations		$48,669,577

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$20,107,841	$40,285,552
Net realized gain on investments	13,433,349	42,973,954
Net change in unrealized appreciation/depreciation
of investments	15,128,387	2,298,932
Net increase in net assets resulting from operations	48,669,577	85,558,438

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(14,790,580)	(29,460,917)
Class B	(366,836)	(947,675)
Class C	(1,534,980)	(2,906,880)
Class R	(626,090)	(1,618,544)
Institutional Class	(3,136,629)	(4,490,067)
	(20,455,115)	(39,424,083)

Capital Share Transactions:
Proceeds from shares sold:
Class A	77,913,902	167,859,742
Class B	54,820	308,444
Class C	13,951,600	8,696,441
Class R	3,510,217	12,483,630
Institutional Class	45,932,611	36,358,388

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	11,171,709	20,974,439
Class B	209,831	532,742
Class C	930,732	1,484,481
Class R	614,487	1,388,706
Institutional Class	2,024,848	2,797,535
	156,314,757	252,884,548

18

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(55,195,359)	$(148,761,801)
Class B	(1,662,416)	(3,977,335)
Class C	(4,922,626)	(9,316,161)
Class R	(3,322,191)	(16,181,518)
Institutional Class	(14,415,281)	(29,512,003)
	(79,517,873)	(207,748,818)
Increase in net assets derived
from capital share transactions	76,796,884	45,135,730
Net Increase in Net Assets	105,011,346	91,270,085

Net Assets:
Beginning of period	456,425,712	365,155,627
End of period (including undistributed net investment
income of $158,107 and $158,107, respectively)	$561,437,058	$456,425,712

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$3.980	$3.560	$3.880	$4.260	$4.260	$4.360

0.166	0.356	0.323	0.299	0.321	0.319
0.233	0.412	(0.347)	(0.368)	0.012	(0.090)
0.399	0.768	(0.024)	(0.069)	0.333	0.229

(0.169)	(0.348)	(0.296)	(0.311)	(0.333)	(0.329)
(0.169)	(0.348)	(0.296)	(0.311)	(0.333)	(0.329)

$4.210	$3.980	$3.560	$3.880	$4.260	$4.260

10.21%	22.30%	0.81%	(1.74% )	7.82%	5.49%

$389,806	$335,684	$261,286	$86,809	$102,420	$63,405
1.11%	1.11%	1.15%	1.13%	1.13%	1.13%

1.21%	1.25%	1.37%	1.31%	1.27%	1.29%
8.03%	9.25%	9.92%	7.28%	7.24%	7.42%

7.93%	9.11%	9.70%	7.10%	7.10%	7.26%
49%	141%	89%	143%	149%	151%

21

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$3.980	$3.560	$3.880	$4.260	$4.260	$4.360

0.151	0.329	0.300	0.271	0.291	0.289
0.233	0.412	(0.347)	(0.368)	0.012	(0.090)
0.384	0.741	(0.047)	(0.097)	0.303	0.199

(0.154)	(0.321)	(0.273)	(0.283)	(0.303)	(0.299)
(0.154)	(0.321)	(0.273)	(0.283)	(0.303)	(0.299)

$4.210	$3.980	$3.560	$3.880	$4.260	$4.260

9.83%	21.46%	0.11%	(2.42% )	7.08%	4.75%

$9,282	$10,143	$11,966	$7,827	$12,446	$13,597
1.81%	1.81%	1.85%	1.83%	1.83%	1.83%

1.91%	1.95%	2.07%	2.01%	1.97%	1.99%
7.33%	8.55%	9.22%	6.58%	6.54%	6.72%

7.23%	8.41%	9.00%	6.40%	6.40%	6.56%
49%	141%	89%	143%	149%	151%

23

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$3.990	$3.560	$3.880	$4.260	$4.260	$4.360

0.151	0.329	0.300	0.270	0.290	0.289
0.233	0.422	(0.347)	(0.368)	0.012	(0.090)
0.384	0.751	(0.047)	(0.098)	0.302	0.199

(0.154)	(0.321)	(0.273)	(0.282)	(0.302)	(0.299)
(0.154)	(0.321)	(0.273)	(0.282)	(0.302)	(0.299)

$4.220	$3.990	$3.560	$3.880	$4.260	$4.260

9.81%	21.75%	0.10%	(2.44% )	7.07%	4.75%

$48,284	$36,060	$31,415	$21,146	$27,179	$16,285
1.81%	1.81%	1.85%	1.83%	1.83%	1.83%

1.91%	1.95%	2.07%	2.01%	1.97%	1.99%
7.33%	8.55%	9.22%	6.58%	6.54%	6.72%

7.23%	8.41%	9.00%	6.40%	6.40%	6.56%
49%	141%	89%	143%	149%	151%

25

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$3.990	$3.570	$3.890	$4.270	$4.270	$4.370

0.162	0.349	0.316	0.291	0.313	0.310
0.233	0.412	(0.347)	(0.368)	0.012	(0.090)
0.395	0.761	(0.031)	(0.077)	0.325	0.220

(0.165)	(0.341)	(0.289)	(0.303)	(0.325)	(0.320)
(0.165)	(0.341)	(0.289)	(0.303)	(0.325)	(0.320)

$4.220	$3.990	$3.570	$3.890	$4.270	$4.270

10.08%	22.01%	0.62%	(1.93% )	7.59%	5.27%

$16,395	$14,708	$15,323	$11,305	$9,251	$3,704
1.31%	1.31%	1.35%	1.33%	1.33%	1.33%

1.51%	1.55%	1.67%	1.61%	1.57%	1.59%
7.83%	9.05%	9.72%	7.08%	7.04%	7.22%

7.63%	8.81%	9.40%	6.80%	6.80%	6.96%
49%	141%	89%	143%	149%	151%

27

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$3.980	$3.560	$3.880	$4.260	$4.260	$4.360

0.172	0.367	0.332	0.312	0.335	0.332
0.233	0.412	(0.347)	(0.368)	0.012	(0.090)
0.405	0.779	(0.015)	(0.056)	0.347	0.242

(0.175)	(0.359)	(0.305)	(0.324)	(0.347)	(0.342)
(0.175)	(0.359)	(0.305)	(0.324)	(0.347)	(0.342)

$4.210	$3.980	$3.560	$3.880	$4.260	$4.260

10.37%	22.65%	1.11%	(1.45% )	8.15%	5.80%

$97,670	$59,831	$45,166	$37,465	$26,557	$13,837
0.81%	0.81%	0.85%	0.83%	0.83%	0.83%

0.91%	0.95%	1.07%	1.01%	0.97%	0.99%
8.33%	9.55%	10.22%	7.58%	7.54%	7.72%

8.23%	9.41%	10.00%	7.40%	7.40%	7.56%
49%	141%	89%	143%	149%	151%

29

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2011 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Diversified Floating Rate Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the

30

Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2007 – July 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

31

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2011, the Fund earned $908 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sales and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.81% of average daily net assets of the Fund through November 28, 2011. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of

32

the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2011, the Fund was charged $12,499 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares’ 12b-1 fees through November 28, 2011 to no more than 0.50% of its average daily net assets.

At January 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$264,753
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	27,216
Distribution fees payable to DDLP	149,860
Other expenses payable to DMC and affiliates*	21,491

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2011, the Fund was charged $2,119 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2011, DDLP earned $30,821 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2011, DDLP received gross CDSC commissions of $0, $2,543 and $1,464 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments

For the six months ended January 31, 2011, the Fund made purchases of $284,982,115 and sales of $231,311,752 of investment securities other than short-term investments.

At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments for federal income tax purposes was $624,897,613. At January 31, 2011, net unrealized appreciation was $31,071,984, of which $40,497,991 related to unrealized appreciation of investments and $9,426,007 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

34

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$517,715,439	$3,083,120	$520,798,559
Common Stock	2,451,211	—	33	2,451,244
Discount Note	—	22,491,063	—	22,491,063
Securities Lending Collateral	—	104,847,106	—	104,847,106
Other	—	—	5,381,625	5,381,625
Total	$2,451,211	$645,053,608	$8,464,778	$655,969,597

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Corporate	Common	Lending		Total
	Debt	Stock	Collateral	Other	Fund
Balance as of 7/31/10	$698,104	$33	$23,037	$25	$721,199
Purchases	2,645,000	—	—	2,394,000	5,039,000
Sales	—	—	(27,428)	—	(27,428)
Transfers into Level 3	—	—	—	2,247,000	2,247,000
Net change in unrealized
appreciation/depreciation	(259,984)	—	4,391	740,600	485,007
Balance as of 1/31/11	$3,083,120	$33	$—	$5,381,625	$8,464,778

Net change in unrealized
appreciation/depreciation
from investments still held
as of 1/31/11	$(259,984)	$—	$(21,871)	$740,600	$458,745

During the six months ended January 31, 2011, transfers into Level 3 investments from Level 2 investments were made in the amount of $2,247,000 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the six months ended January 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2011 and the year ended July 31, 2010 was as follows:

	Six Months Ended	Year Ended
	1/31/11*	7/31/10
Ordinary income	$20,455,115	$39,424,083

*Tax information for the six months ended January 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$588,879,278
Undistributed ordinary income	158,107
Realized gains 8/1/10 – 1/31/11	13,365,647
Capital loss carryforwards as of 7/31/10*	(72,037,637)
Unrealized appreciation of investments	31,071,663
Net assets	$561,437,058

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Delchester® Fund in 2009.

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$347,274
Accumulated net realized loss	(347,274)

36

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2010 will expire as follows: $1,442,321 expires in 2015, $30,094,931 expires in 2016, and $40,500,385 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the Internal Revenue Code.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/10
Shares Sold:
Class A	19,045,596	43,830,346
Class B	13,446	82,502
Class C	3,380,678	2,249,268
Class R	854,398	3,232,698
Institutional Class	11,190,898	9,415,231

Shares issued upon reinvestment of dividends and distributions:
Class A	2,734,289	5,432,839
Class B	51,444	139,237
Class C	227,503	384,265
Class R	149,958	358,991
Institutional Class	494,140	725,099
	38,142,350	65,850,476

Shares repurchased:
Class A	(13,536,704)	(38,390,163)
Class B	(408,504)	(1,037,965)
Class C	(1,203,405)	(2,406,175)
Class R	(806,334)	(4,203,770)
Institutional Class	(3,523,726)	(7,810,320)
	(19,478,673)	(53,848,393)
Net increase	18,663,677	12,002,083

For the six months ended January 31, 2011 and the year ended July 31, 2010, 214,098 Class B shares were converted to 213,864 Class A shares valued at $870,502 and 365,984 Class B shares were converted to 365,984 Class A shares valued at $1,407,892, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of January 31, 2011, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another

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collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan was $128,720,494, for which the Fund received collateral, comprised of non-cash collateral valued at $295,598 and cash collateral of $105,377,463. At January 31, 2011, the value of invested collateral was $104,847,106. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa 3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

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Notes to financial statements
Delaware High-Yield Opportunities Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to January 31, 2011, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

 The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Income Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 30, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 30, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 30, 2011